UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07923

                                CNI CHARTER FUNDS
               (Exact name of registrant as specified in charter)
                                    --------


                             400 North Roxbury Drive
                             Beverly Hills, CA 90210
               (Address of principal executive offices) (Zip code)

                          SEI Investments Distributors
                             1 Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-888-889-0799

                   DATE OF FISCAL YEAR END: SEPTEMBER 30, 2006

                     DATE OF REPORTING PERIOD: JUNE 30, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS

Schedule of Investments
JUNE 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

Large Cap Value Equity Fund

Description                                           Shares        Value (000)
--------------------------------------------------------------------------------

COMMON STOCK [98.7%]

  AEROSPACE & DEFENSE [4.6%]

  Goodrich                                            11,900        $      479
  Honeywell International                             21,200               854
  Lockheed Martin                                      9,800               703
  Northrop Grumman                                    12,500               801
  Raytheon                                            15,200               678
  United Technologies                                 17,500             1,110
--------------------------------------------------------------------------------
  TOTAL AEROSPACE & DEFENSE                                              4,625
================================================================================

  AIR FREIGHT & LOGISTICS [1.9%]

  FedEx                                                6,800               795
  Ryder System                                         9,300               543
  United Parcel Service, Cl B                          6,600               543
--------------------------------------------------------------------------------
  TOTAL AIR FREIGHT & LOGISTICS                                          1,881
================================================================================

  AUTO COMPONENTS [0.6%]

  Johnson Controls                                     6,800               559
================================================================================

  BEVERAGES [1.4%]

  Coca-Cola                                           27,100             1,166
  Coca-Cola Enterprises                               12,100               246
--------------------------------------------------------------------------------
  TOTAL BEVERAGES                                                        1,412
================================================================================

  CAPITAL MARKETS [6.4%]

  Bank of New York                                    11,600               374
  Goldman Sachs Group                                 11,200             1,685
  Lehman Brothers Holdings                            15,000               977
  Mellon Financial                                    11,800               406
  Merrill Lynch                                       15,400             1,071
  Morgan Stanley                                      27,000             1,707
  State Street                                         5,200               302
--------------------------------------------------------------------------------
  TOTAL CAPITAL MARKETS                                                  6,522
================================================================================

  CHEMICAL [3.3%]

  Air Products & Chemicals                             5,500               352
  Dow Chemical                                        36,000             1,405
  EI du Pont de Nemours                               22,100               919
  PPG Industries                                       9,900               653
--------------------------------------------------------------------------------
  TOTAL CHEMICAL                                                         3,329
================================================================================

  COMMERCIAL BANKS [11.0%]

  Bank of America                                     70,396             3,386
  Keycorp                                             10,400               371
  National City                                       16,100               583

Description                                           Shares        Value (000)
--------------------------------------------------------------------------------

  PNC Financial Services Group                         6,800        $      477
  SunTrust Banks                                       6,300               480
  US Bancorp                                          48,000             1,482
  Wachovia                                            35,700             1,931
  Wells Fargo                                         36,730             2,464
--------------------------------------------------------------------------------
  TOTAL COMMERCIAL BANKS                                                11,174
================================================================================

  COMMERCIAL SERVICES & SUPPLIES [1.4%]

  Cendant                                             23,300               380
  RR Donnelley & Sons                                 18,000               575
  Waste Management                                    11,600               416
--------------------------------------------------------------------------------
  TOTAL COMMERCIAL SERVICES & SUPPLIES                                   1,371
================================================================================

  COMMUNICATIONS EQUIPMENT [2.9%]

  Corning *                                           22,400               542
  Motorola                                            54,800             1,104
  Nokia, ADR                                          27,000               547
  Qualcomm                                             9,800               393
  Tellabs *                                           23,800               317
--------------------------------------------------------------------------------
  TOTAL COMMUNICATIONS EQUIPMENT                                         2,903
================================================================================

  COMPUTERS & PERIPHERALS [3.0%]

  Apple Computer *                                     7,300               417
  Hewlett-Packard                                     68,700             2,177
  IBM                                                  5,300               407
--------------------------------------------------------------------------------
  TOTAL COMPUTERS & PERIPHERALS                                          3,001
================================================================================

  CONSUMER FINANCE [0.7%]

  Capital One Financial                                8,300               709
================================================================================

  DIVERSIFIED FINANCIAL SERVICES [4.0%]

  CIT Group                                           14,500               758
  Citigroup                                           67,786             3,270
--------------------------------------------------------------------------------
  TOTAL DIVERSIFIED FINANCIAL SERVICES                                   4,028
================================================================================

  DIVERSIFIED TELECOMMUNICATION SERVICES [5.0%]

  AT&T                                                47,300             1,319
  BellSouth                                           45,900             1,662
  Verizon Communications                              62,009             2,077
--------------------------------------------------------------------------------
  TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                           5,058
================================================================================

  ELECTRIC UTILITIES [3.0%]

  Edison International                                13,900               542
  Entergy                                              3,500               248

Schedule of Investments
JUNE 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

Large Cap Value Equity Fund

Description                                           Shares        Value (000)
--------------------------------------------------------------------------------

  FirstEnergy                                         15,700        $      851
  FPL Group                                           17,300               716
  PPL                                                 22,700               733
--------------------------------------------------------------------------------
  TOTAL ELECTRIC UTILITIES                                               3,090
================================================================================

  FOOD & STAPLES RETAILING [2.1%]

  Costco Wholesale                                    13,100               748
  CVS                                                 10,400               319
  Kroger *                                            19,300               422
  Safeway                                             16,000               416
  Supervalu                                            8,000               246
--------------------------------------------------------------------------------
  TOTAL FOOD & STAPLES RETAILING                                         2,151
================================================================================

  FOOD PRODUCTS [1.0%]

  Archer-Daniels-Midland                              16,900               698
  Sara Lee                                            20,900               335
--------------------------------------------------------------------------------
  TOTAL FOOD PRODUCTS                                                    1,033
================================================================================

  HEALTH CARE EQUIPMENT & SUPPLIES [0.5%]

  PerkinElmer                                         23,700               495
================================================================================

  HEALTH CARE PROVIDERS & SERVICES [2.0%]

  Aetna                                               22,100               883
  Cigna                                                4,500               443
  HCA                                                  5,800               250
  McKesson                                             9,200               435
--------------------------------------------------------------------------------
  TOTAL HEALTH CARE PROVIDERS & SERVICES                                 2,011
================================================================================

  HOUSEHOLD DURABLES [0.7%]

  DR Horton                                           15,200               362
  Newell Rubbermaid                                   11,800               305
--------------------------------------------------------------------------------
  TOTAL HOUSEHOLD DURABLES                                                 667
================================================================================

  INDEPENDENT POWER PRODUCER/ENERGY TRADER [0.7%]

  Constellation Energy Group                          13,400               731
================================================================================

  INDUSTRIAL CONGLOMERATES [2.9%]

  General Electric                                    52,500             1,730
  Tyco International                                  45,600             1,254
--------------------------------------------------------------------------------
  TOTAL INDUSTRIAL CONGLOMERATES                                         2,984
================================================================================

Description                                           Shares        Value (000)
--------------------------------------------------------------------------------

  INSURANCE [7.4%]

  ACE, ADR                                            13,000          $    658
  Aflac                                               11,900               551
  Allstate                                             7,200               394
  American International Group                        25,100             1,482
  Chubb                                               16,600               828
  Hartford Financial Services Group                   12,300             1,041
  Metlife                                             11,500               589
  Prudential Financial                                 9,700               754
  St Paul Travelers                                   27,000             1,204
--------------------------------------------------------------------------------
  TOTAL INSURANCE                                                        7,501
================================================================================

  IT SERVICES [0.6%]

  Electronic Data Systems                             13,900               334
  First Data                                           5,500               248
--------------------------------------------------------------------------------
  TOTAL IT SERVICES                                                        582
================================================================================

  LEISURE EQUIPMENT & PRODUCTS [0.3%]

  Mattel                                              18,500               305
================================================================================

  MACHINERY [2.7%]

  Caterpillar                                         11,500               857
  Danaher                                              7,000               450
  Deere                                                7,400               618
  Illinois Tool Works                                  7,000               332
  Ingersoll-Rand, Cl A                                11,800               505
--------------------------------------------------------------------------------
  TOTAL MACHINERY                                                        2,762
================================================================================

  MEDIA [4.9%]

  CBS                                                 25,750               697
  Comcast, Cl A *                                     34,800             1,139
  News Corp., Cl A                                    25,000               479
  Time Warner                                         65,300             1,130
  Walt Disney                                         51,600             1,548
--------------------------------------------------------------------------------
  TOTAL MEDIA                                                            4,993
================================================================================

  METALS & MINING [1.4%]

  Alcoa                                               31,300             1,013
  Phelps Dodge                                         5,200               427
--------------------------------------------------------------------------------
  TOTAL METALS & MINING                                                  1,440
================================================================================

  MULTI-UTILITIES & UNREGULATED POWER [2.0%]

  Dominion Resources                                  11,700               875
  PG&E                                                19,600               770

Schedule of Investments
JUNE 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

Large Cap Value Equity Fund

Description                                           Shares        Value (000)
--------------------------------------------------------------------------------

  Sempra Energy                                        8,600        $      391
--------------------------------------------------------------------------------
  TOTAL MULTI-UTILITIES & UNREGULATED POWER                              2,036
================================================================================

  MULTILINE RETAIL [1.4%]

  Federated Department Stores                         23,400               857
  JC Penney                                            8,000               540
--------------------------------------------------------------------------------
  TOTAL MULTILINE RETAIL                                                 1,397
================================================================================

  OFFICE ELECTRONICS [0.6%]

  Xerox *                                             43,500               605
================================================================================

  OIL & GAS [8.9%]

  ChevronTexaco                                       28,040             1,740
  ConocoPhillips                                      31,380             2,056
  Exxon Mobil                                         42,100             2,583
  Hess                                                 7,800               412
  Marathon Oil                                        14,800             1,233
  Occidental Petroleum                                 9,200               944
--------------------------------------------------------------------------------
  TOTAL OIL & GAS                                                        8,968
================================================================================

  PERSONAL PRODUCTS [0.5%]

  Alberto-Culver                                      10,500               512
================================================================================

  PHARMACEUTICALS [1.4%]

  Abbott Laboratories                                 16,000               698
  Bristol-Myers Squibb                                29,400               760
--------------------------------------------------------------------------------
  TOTAL PHARMACEUTICALS                                                  1,458
================================================================================

  ROAD & RAIL [1.8%]

  CSX                                                 12,600               888
  Norfolk Southern                                    17,800               947
--------------------------------------------------------------------------------
  TOTAL ROAD & RAIL                                                      1,835
================================================================================

  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT [1.4%]

  Freescale Semiconductor *                           13,000               382
  Intel                                               39,000               739
  Texas Instruments                                   11,000               333
--------------------------------------------------------------------------------
  TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                         1,454
================================================================================

Description                                           Shares        Value (000)
--------------------------------------------------------------------------------

  SPECIALTY RETAIL [0.7%]
  Gap                                                 41,000         $     713
================================================================================

  TEXTILES, APPAREL & LUXURY GOODS [0.4%]

  Jones Apparel Group                                 11,200               356
================================================================================

  THRIFTS & MORTGAGE FINANCE [2.1%]

  Fannie Mae                                          19,900               957
  Washington Mutual                                   26,200             1,194
--------------------------------------------------------------------------------
  TOTAL THRIFTS & MORTGAGE FINANCE                                       2,151
================================================================================

  WIRELESS TELECOMMUNICATION SERVICES [1.1%]

  Alltel                                              10,600               676
  Sprint-Nextel                                       24,300               486
--------------------------------------------------------------------------------
  TOTAL WIRELESS TELECOMMUNICATION SERVICES                              1,162
================================================================================

     TOTAL COMMON STOCK
       (Cost $86,640)                                                   99,964
     ===========================================================================

CASH EQUIVALENTS [0.7%]

  Fidelity Institutional Domestic
     Money Market Portfolio,
     Cl I 5.12%**                                    682,721               683
  SEI Daily Income Trust, Prime
     Obligation Fund,
     Cl A 5.07% **                                    27,538                28
--------------------------------------------------------------------------------

     TOTAL CASH EQUIVALENTS
       (Cost $711)                                                         711
     ===========================================================================

     TOTAL INVESTMENTS [99.4%]
       (Cost $87,351) +                                             $  100,675
     ===========================================================================

PERCENTAGES BASED ON NET ASSETS OF $101,308 (000)'S.

* NON-INCOME PRODUCING SECURITY

** RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JUNE 30, 2006.

+ AT JUNE 30, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $87,351
(000)'S, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $15,382 (000)'S AND $2,058 (000)'S, RESPECTIVELY.

ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS

FOR INFORMATION ON THE FUND'S POLICY ON VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

Schedule of Investments
JUNE 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

Large Cap Growth Equity Fund

Description                                           Shares        Value (000)
--------------------------------------------------------------------------------

COMMON STOCK [98.1%]

  AEROSPACE & DEFENSE [0.4%]

  L-3 Communications Holdings                          2,500        $      189
================================================================================

  AIR FREIGHT & LOGISTICS [1.1%]

  United Parcel Service, Cl B                          5,700               469
================================================================================

  BEVERAGES [3.4%]

  Coca-Cola                                            9,800               422
  Constellation Brands, Cl A *                         6,000               150
  Pepsi Bottling Group                                 5,700               183
  PepsiCo                                             12,300               739
--------------------------------------------------------------------------------
  TOTAL BEVERAGES                                                        1,494
================================================================================

  BIOTECHNOLOGY [4.3%]

  Amgen *                                             14,300               933
  Genzyme-General Division *                           6,500               397
  Gilead Sciences *                                    9,100               538
--------------------------------------------------------------------------------
  TOTAL BIOTECHNOLOGY                                                    1,868
================================================================================

  BUILDING PRODUCTS [0.3%]

  American Standard                                    2,700               117
================================================================================

  CAPITAL MARKETS [3.8%]

  Franklin Resources                                   2,100               182
  Goldman Sachs Group                                  2,600               391
  Legg Mason                                           2,200               219
  Lehman Brothers Holdings                             4,800               313
  State Street                                         5,400               314
  T Rowe Price Group                                   7,000               264
--------------------------------------------------------------------------------
  TOTAL CAPITAL MARKETS                                                  1,683
================================================================================

  COMMERCIAL BANKS [0.5%]

  Synovus Financial                                    8,300               222
================================================================================

  COMMERCIAL SERVICES & SUPPLIES [1.8%]

  Cendant                                              8,300               135
  Equifax                                              7,000               240
  Robert Half International                            5,200               219
  RR Donnelley & Sons                                  6,300               201
--------------------------------------------------------------------------------
  TOTAL COMMERCIAL SERVICES & SUPPLIES                                     795
================================================================================

Description                                           Shares        Value (000)
--------------------------------------------------------------------------------

  COMMUNICATIONS EQUIPMENT [3.4%]

  Cisco Systems *                                     29,250       $       571
  Corning *                                            9,500               230
  Qualcomm                                            17,000               681
--------------------------------------------------------------------------------
  TOTAL COMMUNICATIONS EQUIPMENT                                         1,482
================================================================================

  COMPUTERS & PERIPHERALS [4.3%]

  Apple Computer *                                     8,100               463
  Dell *                                              17,165               419
  IBM                                                  9,000               691
  Network Appliance *                                  9,500               335
--------------------------------------------------------------------------------
  TOTAL COMPUTERS & PERIPHERALS                                          1,908
================================================================================

  CONSUMER FINANCE [1.8%]

  Capital One Financial                                5,200               444
  SLM                                                  6,400               339
--------------------------------------------------------------------------------
  TOTAL CONSUMER FINANCE                                                   783
================================================================================

  ELECTRIC UTILITIES [0.7%]

  TXU                                                  5,200               311
================================================================================

  ENERGY EQUIPMENT & SERVICES [3.8%]

  BJ Services                                          9,700               362
  Halliburton                                          2,200               163
  Nabors Industries *                                 12,200               412
  Schlumberger                                         7,800               508
  Transocean *                                         2,700               217
--------------------------------------------------------------------------------
  TOTAL ENERGY EQUIPMENT & SERVICES                                      1,662
================================================================================

  FOOD & STAPLES RETAILING [3.2%]

  Sysco                                               16,100               492
  Wal-Mart Stores                                     19,375               933
--------------------------------------------------------------------------------
  TOTAL FOOD & STAPLES RETAILING                                         1,425
================================================================================

  FOOD PRODUCTS [1.2%]

  General Mills                                        4,300               222
  Kellogg                                              6,200               300
--------------------------------------------------------------------------------
  TOTAL FOOD PRODUCTS                                                      522
================================================================================

  HEALTH CARE EQUIPMENT & SUPPLIES [5.4%]

  Bard (C.R.)                                          3,200               234
  Biomet                                              10,900               341
  Boston Scientific *                                  8,400               142

Schedule of Investments
JUNE 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

Large Cap Growth Equity Fund

Description                                           Shares        Value (000)
--------------------------------------------------------------------------------

  Medtronic                                            9,400        $      441
  St. Jude Medical *                                   8,100               263
  Stryker                                              7,600               320
  Thermo Electron *                                    7,100               257
  Zimmer Holdings *                                    6,200               352
--------------------------------------------------------------------------------
  TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                 2,350
================================================================================

  HEALTH CARE PROVIDERS & SERVICES [4.8%]

  Caremark Rx                                         12,900               643
  Coventry Health Care *                               4,200               231
  IMS Health                                           7,500               201
  Quest Diagnostics                                    5,400               324
  UnitedHealth Group                                  15,800               708
--------------------------------------------------------------------------------
  TOTAL HEALTH CARE PROVIDERS & SERVICES                                 2,107
================================================================================

  HOTELS RESTAURANTS & LEISURE [2.3%]

  Carnival                                             6,600               275
  Starbucks *                                          9,500               359
  Yum! Brands                                          7,400               372
--------------------------------------------------------------------------------
  TOTAL HOTELS RESTAURANTS & LEISURE                                     1,006
================================================================================

  HOUSEHOLD DURABLES [0.4%]

  Harman International Industries                      2,200               188
================================================================================

  HOUSEHOLD PRODUCTS [5.7%]

  Colgate-Palmolive                                   10,100               605
  Procter & Gamble                                    29,602             1,646
  Clorox                                               4,400               268
--------------------------------------------------------------------------------
  TOTAL HOUSEHOLD PRODUCTS                                               2,519
================================================================================

  INDUSTRIAL CONGLOMERATES [3.2%]

  3M                                                   4,500               364
  General Electric                                    31,075             1,024
--------------------------------------------------------------------------------
  TOTAL INDUSTRIAL CONGLOMERATES                                         1,388
================================================================================

  INSURANCE [2.7%]

  Aflac                                                6,600               306
  American International Group                        11,500               679
  Progressive                                          8,000               206
--------------------------------------------------------------------------------
  TOTAL INSURANCE                                                        1,191
================================================================================

  INTERNET SOFTWARE & SERVICES [2.0%]

  eBay *                                              15,300               448

Description                                           Shares        Value (000)
--------------------------------------------------------------------------------
  Yahoo! *                                            13,500        $      446
--------------------------------------------------------------------------------
  TOTAL INTERNET SOFTWARE & SERVICES                                       894
================================================================================

  IT SERVICES [1.2%]

  First Data                                           7,100               320
  Paychex                                              4,800               187
--------------------------------------------------------------------------------
  TOTAL IT SERVICES                                                        507
================================================================================

  MACHINERY [1.1%]

  Danaher                                              7,600               489
================================================================================

  MEDIA [2.2%]

  Comcast *                                            8,100               265
  Dow Jones                                            7,500               263
  EW Scripps                                           4,900               211
  Time Warner                                         13,100               227
--------------------------------------------------------------------------------
  TOTAL MEDIA                                                              966
================================================================================

  METALS & MINING [1.0%]

  Goldcorp                                             7,000               211
  Nucor                                                4,200               228
--------------------------------------------------------------------------------
  TOTAL METALS & MINING                                                    439
================================================================================

  MULTILINE RETAIL [2.0%]

  Kohl's *                                             3,400               201
  Sears Holdings *                                     1,900               294
  Target                                               7,500               367
--------------------------------------------------------------------------------
  TOTAL MULTILINE RETAIL                                                   862
================================================================================

  OIL & GAS [7.2%]

  ChevronTexaco                                        3,800               236
  Exxon Mobil                                         35,100             2,153
  Sunoco                                               4,200               291
  XTO Energy                                          11,300               500
--------------------------------------------------------------------------------
  TOTAL OIL & GAS                                                        3,180
================================================================================

  PERSONAL PRODUCTS [0.6%]

  Avon Products                                        8,600               267
================================================================================

  PHARMACEUTICALS [5.7%]

  Abbott Laboratories                                  4,795               209
  Allergan                                             3,700               397
  Forest Laboratories *                                7,700               298

Schedule of Investments
JUNE 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

Large Cap Growth Equity Fund

Description                                           Shares        Value (000)
--------------------------------------------------------------------------------

  Johnson & Johnson                                   16,664        $      998
  Wyeth                                               13,850               615
--------------------------------------------------------------------------------
  TOTAL PHARMACEUTICALS                                                  2,517
================================================================================

  REAL ESTATE [0.9%]

  Simon Property Group                                 4,700               390
================================================================================

  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT [4.0%]

  Broadcom, Cl A *                                    11,850               356
  Intel                                               23,650               448
  Linear Technology                                   11,700               392
  Texas Instruments                                   17,800               539
--------------------------------------------------------------------------------
  TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                         1,735
================================================================================

  SOFTWARE [6.0%]

  Autodesk *                                           9,800               338
  Electronic Arts *                                    3,600               155
  Microsoft                                           49,830             1,161
  Oracle *                                            30,000               435
  Symantec *                                          34,400               534
--------------------------------------------------------------------------------
  TOTAL SOFTWARE                                                         2,623
================================================================================

  SPECIALTY RETAIL [3.6%]

  Best Buy                                             3,500               192
  Home Depot                                          18,300               655
  Lowe's                                               8,800               534
  TJX                                                  8,600               196
--------------------------------------------------------------------------------
  TOTAL SPECIALTY RETAIL                                                 1,577
================================================================================

  TEXTILES, APPAREL & LUXURY GOODS [1.2%]

  Coach *                                             17,300               517
================================================================================

  THRIFTS & MORTGAGE FINANCE [0.7%]

  Countrywide Financial                                8,600               328
================================================================================

  WIRELESS TELECOMMUNICATION SERVICES [0.2%]

  Sprint-Nextel                                        4,309                86
================================================================================
     TOTAL COMMON STOCK
       (Cost $41,279)                                                   43,056
     ===========================================================================

Description                                           Shares        Value (000)
--------------------------------------------------------------------------------

CASH EQUIVALENTS [1.3%]

  Fidelity Institutional Domestic
     Money Market Portfolio,
     Cl I 5.12% **                                   554,057        $      554
  SEI Daily Income Trust,
     Prime Obligation Fund,
     Cl A 5.07% **                                    32,961                33
--------------------------------------------------------------------------------
     TOTAL CASH EQUIVALENTS
       (Cost $587)                                                         587
     ===========================================================================

     TOTAL INVESTMENTS [99.4%]
       (Cost $41,866) +                                             $   43,643
     ===========================================================================

PERCENTAGES ARE BASED ON NET ASSETS OF $43,920 (000)'S.

* NON-INCOME PRODUCING SECURITY

** RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JUNE 30, 2006.

+ AT JUNE 30, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $41,866
(000)'S, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $4,502 (000)'S AND $2,725 (000)'S, RESPECTIVELY.

CL -- CLASS

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

Schedule of Investments
JUNE 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

RCB Small Cap Value Fund

Description                                     Shares              Value (000)
--------------------------------------------------------------------------------

COMMON STOCK [94.2%]

  BROADCASTING & CABLE [10.2%]

  Cox Radio *                                    161,250            $    2,325
  Cumulus Media *                                188,950                 2,016
  Emmis Communications *                          98,700                 1,544
  Fisher Communications *                         35,700                 1,504
  TVSL SA Holding *                               66,800                    --
--------------------------------------------------------------------------------
  TOTAL BROADCASTING & CABLE                                             7,389
================================================================================

  COMMERCIAL SERVICES [8.2%]

  Adesa                                           58,000                 1,290
  Coinstar *                                      65,600                 1,570
  SIRVA *                                        240,000                 1,553
  Watson Wyatt                                    42,000                 1,476
--------------------------------------------------------------------------------
  TOTAL COMMERCIAL SERVICES                                              5,889
================================================================================

  DIVERSIFIED MANUFACTURING [2.5%]

  Jacuzzi Brands *                               206,100                 1,814
================================================================================

  DIVERSIFIED METALS & MINING [2.0%]

  Compass Minerals International                  59,000                 1,472
================================================================================

  UTILITIES [3.4%]

  Sierra Pacific Resources *                     174,000                 2,436
================================================================================

  ENERGY EQUIPMENT & SERVICES [2.1%]

  Hanover Compressor *                            79,200                 1,487
================================================================================

  ENTERTAINMENT [7.0%]

  Lodgenet Entertainment *                       270,000                 5,036
================================================================================

  FOOD, BEVERAGE & TOBACCO [3.7%]

  Ralcorp Holdings *                              62,400                 2,654
================================================================================

  HOUSEHOLD PRODUCTS [2.0%]

  Central Garden & Pet *                          33,900                 1,459
================================================================================

  INSURANCE [25.1%]

  Alleghany *                                     12,218                 3,377
  Conseco *                                      140,000                 3,234
  Hilb Rogal & Hobbs                              38,900                 1,450
  Montpelier Re Holdings                         152,450                 2,636
  Odyssey Re Holdings                            100,000                 2,635

                                             Shares/Face
Description                                  Amount (000)           Value (000)
--------------------------------------------------------------------------------

  USI Holdings *                                 130,800            $    1,754
  White Mountains Insurance
     Group                                         6,200                 3,019
--------------------------------------------------------------------------------
  TOTAL INSURANCE                                                       18,105
================================================================================

  MACHINERY [2.1%]

  IDEX                                            31,800                 1,501
================================================================================

  PREPACKAGING SOFTWARE [2.4%]

  PLATO Learning *                               280,200                 1,743
================================================================================

  PRINTING & PUBLISHING [2.5%]

  Advo                                            75,000                 1,846
================================================================================

  REAL ESTATE INVESTMENT TRUST [2.0%]

  Annaly Mortgage Management                     111,800                 1,432
================================================================================

  RETAIL [13.6%]

  IHOP                                            33,170                 1,595
  Jo-Ann Stores *                                144,100                 2,111
  Smart & Final *                                194,600                 3,277
  Triarc, Cl B                                   181,800                 2,841
--------------------------------------------------------------------------------
  TOTAL RETAIL                                                           9,824
================================================================================

  TRANSPORTATION SERVICES [1.9%]

  Sea Containers, Cl A                           290,000                 1,378
================================================================================

  TRAVEL & LEISURE [3.5%]

  Intrawest                                       78,600                 2,504
================================================================================

     TOTAL COMMON STOCK
       (Cost $61,576)                                                   67,969
     ===========================================================================

CORPORATE BONDS [2.5%]

  FINANCIAL SERVICES [2.2%]

  Fairfax Financial Holding
     7.750%, 04/26/12                         $      600                   522
  Labranche (A)
     Callable 05/15/07 @ 104.75
     9.500%, 05/15/09                              1,000                 1,062
--------------------------------------------------------------------------------
  TOTAL FINANCIAL SERVICES                                               1,584
================================================================================

Schedule of Investments
JUNE 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

RCB Small Cap Value Fund

Description                                Face Amount (000)        Value (000)
--------------------------------------------------------------------------------

  TRANSPORTATION SERVICES [0.3%]

  Sea Containers, Ser B
     10.750%, 10/15/06                        $      250            $      240
================================================================================

     TOTAL CORPORATE BONDS
        (Cost $1,828)                                                    1,824
================================================================================

REPURCHASE AGREEMENT (B) [3.2%]

  Morgan Stanley, 5.000%, dated
     06/30/06, repurchased on
     07/03/06, repurchase price
     $2,305,960 (collateralized by
     a U.S. Treasury Note, par
     value $1,918,116, 3.500%,
     1/15/11; with total market
     value $2,350,845)                             2,305                 2,305
--------------------------------------------------------------------------------
     TOTAL REPURCHASE AGREEMENT
        (Cost $2,305)                                                    2,305
     ===========================================================================

     TOTAL INVESTMENTS [99.9%]
        (Cost $65,709) +                                            $   72,098
     ===========================================================================

PERCENTAGES BASED ON NET ASSETS OF $72,175 (000)'S.

* NON-INCOME PRODUCING SECURITY

+ AT JUNE 30, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $65,709
(000)'S, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $10,724 (000)'S AND $4,335 (000)'S, RESPECTIVELY.

(A) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. ON JUNE 30, 2006, THE VALUE OF THESE SECURITIES AMOUNTED TO $1,062 (000)'S, REPRESENTING 1.5% OF THE NET ASSETS OF THE FUND.

(B) TRI-PARTY REPURCHASE AGREEMENT

CL -- CLASS
SER -- SERIES

AMOUNTS DESIGNATED AS "-" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

FOR INFORMATION ON THE FUND'S POLICY ON VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

Schedule of Investments
JUNE 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

Technology Growth Fund

Description                                     Shares              Value (000)
--------------------------------------------------------------------------------

COMMON STOCK [98.1%]

AUDIO & VIDEO EQUIPMENT MANUFACTURING [0.5%]

  Sony, ADR                                          300            $       13
================================================================================

COMMUNICATIONS EQUIPMENT MANUFACTURING [11.7%]

  Cisco Systems *                                  4,705                    92
  Harris                                             700                    29
  Motorola                                         1,725                    35
  Nokia, ADR                                       2,150                    44
  Qualcomm                                         2,300                    92
--------------------------------------------------------------------------------
  TOTAL COMMUNICATIONS EQUIPMENT
  MANUFACTURING                                                            292
================================================================================

COMPUTER & PERIPHERAL EQUIPMENT MANUFACTURING [21.3%]

  Apple Computer *                                   995                    57
  Dell *                                           3,225                    79
  EMC-Mass *                                       4,505                    49
  Hewlett-Packard                                  3,823                   121
  IBM                                              1,400                   108
  NAVTEQ *                                           400                    18
  Network Appliance *                                550                    19
  Sandisk *                                          400                    20
  Symbol Technologies                              2,250                    24
  Western Digital *                                1,750                    35
--------------------------------------------------------------------------------
  TOTAL COMPUTER & PERIPHERAL EQUIPMENT
  MANUFACTURING                                                            530
================================================================================

COMPUTER SYSTEMS DESIGN & RELATED SERVICES [6.9%]

  Autodesk *                                         400                    14
  Cerner *                                           400                    15
  Cognizant Technology
     Solutions, Cl A *                               800                    54
  Electronic Data Systems                            800                    19
  Intergraph *                                       275                     9
  Jack Henry & Associates                          1,100                    21
  Micros Systems *                                   300                    13
  Parametric Technology *                            950                    12
  Quest Software *                                 1,100                    16
--------------------------------------------------------------------------------
  TOTAL COMPUTER SYSTEMS DESIGN & RELATED
  SERVICES                                                                 173
================================================================================

DATA PROCESSING SERVICES [2.4%]

  Affiliated Computer Services,
     Cl A *                                          425                    22
  First Data                                         850                    38
--------------------------------------------------------------------------------
  TOTAL DATA PROCESSING SERVICES                                            60
================================================================================

Description                                     Shares              Value (000)
--------------------------------------------------------------------------------

ELECTRONIC SHOPPING & MAIL-ORDER HOUSES [0.8%]

  eBay *                                             725            $       21
================================================================================

NAVIGATIONAL/MEASURING/MEDICAL/CONTROL INSTRUMENTS
MANUFACTURING [2.2%]

  L-3 Communications Holdings                        500                    38
  PerkinElmer                                        875                    18
--------------------------------------------------------------------------------
  TOTAL
  NAVIGATIONAL/MEASURING/MEDICAL/CONTROL
  INSTRUMENTS MANUFACTURING                                                 56
================================================================================

ON-LINE INFORMATION SERVICES [6.8%]

  Google *                                            95                    40
  Juniper Networks *                               2,192                    35
  WebEx Communications *                           1,125                    40
  Websense *                                         700                    14
  Yahoo! *                                         1,200                    40
--------------------------------------------------------------------------------
  TOTAL ON-LINE INFORMATION SERVICES                                       169
================================================================================

OTHER ELECTRICAL EQUIPMENT & COMPONENT MANUFACTURING [1.9%]

  Corning *                                        2,000                    48
================================================================================

SEMICONDUCTOR & OTHER ELECTRONIC COMPONENT MANUFACTURING [20.6%]

  Amphenol, Cl A                                     500                    28
  Analog Devices                                     825                    27
  Arrow Electronics *                                500                    16
  Broadcom, Cl A *                                 1,200                    36
  Freescale Semiconductor *                          600                    18
  Intel                                            4,950                    94
  Jabil Circuit *                                    850                    22
  Linear Technology                                  775                    26
  Marvel Tech Group *                                250                    11
  Maxim Integrated Products                          900                    29
  MEMC Electronic Materials *                        700                    26
  National Semiconductor                             475                    11
  Nvidia *                                           350                     7
  Taiwan Semiconductor
     Manufacturing, ADR                            3,395                    31
  Texas Instruments                                2,900                    88
  TTM Technologies *                                 850                    12
  Xilinx                                             700                    16
  Zoran *                                            600                    15
--------------------------------------------------------------------------------
  TOTAL SEMICONDUCTOR & OTHER ELECTRONIC
  COMPONENT MANUFACTURING                                                  513
================================================================================

Schedule of Investments
JUNE 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

Technology Growth Fund

Description                                     Shares              Value (000)
--------------------------------------------------------------------------------

SOFTWARE PUBLISHERS [20.0%]

  Adobe Systems *                                  1,000            $       30
  Akamai Technologies *                            1,000                    36
  Citrix Systems *                                   825                    33
  Electronic Arts *                                  400                    17
  F5 Networks *                                      350                    19
  Intuit *                                           200                    12
  McAfee *                                           975                    24
  Microsoft                                        7,400                   172
  Oracle *                                         5,565                    81
  Progress Software *                                375                     9
  Symantec *                                       3,300                    51
  VeriSign *                                         550                    13
--------------------------------------------------------------------------------
  TOTAL SOFTWARE PUBLISHERS                                                497
================================================================================

TELECOMMUNICATIONS [3.0%]

  Amdocs *                                         1,000                    37
  J2 Global Communications *                         600                    19
  Tekelec *                                        1,550                    19
--------------------------------------------------------------------------------
  TOTAL TELECOMMUNICATIONS                                                  75
================================================================================

     TOTAL COMMON STOCK
       (Cost $2,429)                                                     2,447
     ===========================================================================

CASH EQUIVALENTS [1.9%]

  Fidelity Institutional Domestic
     Money Market Portfolio,
     Cl I 5.12% **                                31,031                    31
  SEI Daily Income Trust, Prime
     Obligation Fund,
     Cl A 5.07% **                                16,431                    16
--------------------------------------------------------------------------------
     TOTAL CASH EQUIVALENTS
       (Cost $47)                                                           47
     ===========================================================================

     TOTAL INVESTMENTS [100.0%]
       (Cost $2,476) +                                              $    2,494
     ===========================================================================

PERCENTAGES BASED ON NET ASSETS OF $2,493 (000'S).

*     NON-INCOME PRODUCING SECURITY

**    RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JUNE 30, 2006.

+ AT JUNE 30, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $2,476
(000)'S, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $416 (000)'S AND $398 (000)'S, RESPECTIVELY.

ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS

FOR INFORMATION ON THE FUND'S POLICY ON VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

Schedule of Investments
JUNE 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

Corporate Bond Fund

Description                                Face Amount (000)        Value (000)
--------------------------------------------------------------------------------

CORPORATE BONDS [84.2%]

  AIR TRANSPORTATION [0.4%]

  Federal Express, Ser A2
     7.890%, 09/23/08                      $         215            $      219
================================================================================

  AUTOMOTIVE [2.7%]

  DaimlerChrysler
     5.875%, 03/15/11                                520                   511
  Toyota Motor Credit
     4.250%, 03/15/10                              1,000                   955
--------------------------------------------------------------------------------
  TOTAL AUTOMOTIVE                                                       1,466
================================================================================

  BANKS [11.7%]

  Bank of America
     7.500%, 09/15/06                                500                   502
     7.125%, 09/15/06                                500                   501
  Bankers Trust
     7.250%, 10/15/11                                500                   534
  Crestar Finance
     6.500%, 01/15/08                              1,035                 1,051
  Deutsche Bank
     7.500%, 04/25/09                                500                   523
  JPMorgan Chase
     7.125%, 06/15/09                                675                   699
  Union Planters Bank
     5.125%, 06/15/07                              1,215                 1,209
  US Bancorp
     6.875%, 09/15/07                                350                   354
  Wachovia
     7.125%, 10/15/06                                100                   100
  Wells Fargo
     4.625%, 08/09/10                              1,000                   965
--------------------------------------------------------------------------------
  TOTAL BANKS                                                            6,438
================================================================================

  BEAUTY PRODUCTS [1.5%]

  Avon Products
     7.150%, 11/15/09                                800                   835
================================================================================

  CHEMICALS [0.4%]

  Praxair
     6.625%, 10/15/07                                200                   202
================================================================================

  COMMUNICATION & MEDIA [3.4%]

  AOL Time Warner
     6.750%, 04/15/11                                395                   405
  Comcast Cable Communications Holdings
     8.375%, 03/15/13                                400                   444

Description                                Face Amount (000)        Value (000)
--------------------------------------------------------------------------------
  News America Holdings
     9.250%, 02/01/13                      $         450            $      521
  Walt Disney
     5.500%, 12/29/06                                500                   500
--------------------------------------------------------------------------------
  TOTAL COMMUNICATION & MEDIA                                            1,870
================================================================================

  COMPUTER SYSTEM DESIGN & SERVICES [3.3%]

  Cisco Systems
     5.500%, 02/22/16                              1,000                   960
  IBM
     4.375%, 06/01/09                                900                   872
--------------------------------------------------------------------------------
  TOTAL COMPUTERS SYSTEM DESIGN & SERVICES                               1,832
================================================================================

  DRUGS [1.8%]

  Abbott Laboratories
     5.375%, 05/15/09                              1,000                   997
================================================================================

  ELECTRICAL SERVICES [3.1%]

  American Electric Power
     5.250%, 06/01/15                                490                   457
  Iowa Electric Light & Power
     6.000%, 10/01/08                                200                   200
  WPS Resources
     7.000%, 11/01/09                              1,000                 1,037
--------------------------------------------------------------------------------
  TOTAL ELECTRICAL SERVICES                                              1,694
================================================================================

  FINANCIAL SERVICES [16.9%]

  American General Finance,
     Ser I, MTN
     4.625%, 05/15/09                              1,000                   971
  CIT Group, MTN
     4.750%, 12/15/10                              1,000                   959
  Citigroup
     7.250%, 10/01/10                              1,000                 1,057
  Countrywide Home Loans
     5.625%, 07/15/09                                155                   154
  Countrywide Home Loans,
     Ser L, MTN
     4.000%, 03/22/11                                875                   805
  General Electric Capital, Ser A,
     MTN
     6.875%, 11/15/10                                250                   262
     6.000%, 06/15/12                              1,500                 1,517
  HSBC Finance
     5.250%, 04/15/15                              1,000                   944
  John Deere Capital
     4.625%, 04/15/09                                750                   730
  MBNA
     4.625%, 09/15/08                                410                   401

Schedule of Investments
JUNE 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

Corporate Bond Fund

Description                                Face Amount (000)        Value (000)
--------------------------------------------------------------------------------
  National Rural Utilities, Ser C,
     MTN
     7.250%, 03/01/12                      $       1,000            $    1,066
  Washington Mutual
     4.625%, 04/01/14                                460                   416
--------------------------------------------------------------------------------
  TOTAL FINANCIAL SERVICES                                               9,282
================================================================================

  FOOD, BEVERAGE & TOBACCO [4.3%]

  Bottling Group
     5.500%, 04/01/16                              1,000                   965
  Diageo Capital
     3.375%, 03/20/08                              1,000                   962
  General Mills
     2.625%, 10/24/06                                410                   406
--------------------------------------------------------------------------------
  TOTAL FOOD, BEVERAGE & TOBACCO                                         2,333
================================================================================

  FOREIGN GOVERNMENTS [0.8%]

  United Mexican States
     5.875%, 01/15/14                                450                   436
================================================================================

  INSURANCE [5.5%]

  Aflac
     6.500%, 04/15/09                              1,000                 1,023
  AXA Financial
     7.750%, 08/01/10                              1,000                 1,064
  Berkshire Hathaway Finance
     4.125%, 01/15/10                              1,000                   951
--------------------------------------------------------------------------------
  TOTAL INSURANCE                                                        3,038
================================================================================

  INVESTMENT BANKER/BROKER DEALER [10.2%]

  Credit Suisse
     5.500%, 08/15/13                              1,000                   975
  Goldman Sachs Group
     5.150%, 01/15/14                              1,000                   948
  Jefferies Group
     5.500%, 03/15/16                                665                   621
  Lehman Brothers Holdings
     8.250%, 06/15/07                              1,100                 1,126
  Merrill Lynch
     4.000%, 11/15/07                              1,000                   982
  Morgan Stanley
     3.875%, 01/15/09                              1,000                   959
--------------------------------------------------------------------------------
  TOTAL INVESTMENT BANKER/BROKER DEALER                                  5,611
================================================================================

  PETROLEUM & FUEL PRODUCTS [2.1%]

  ChevronTexaco
     8.625%, 06/30/10                                200                   222

Description                                Face Amount (000)        Value (000)
--------------------------------------------------------------------------------
  ConocoPhillips
     6.375%, 03/30/09                      $         305            $      311
  Duke Capital
     5.500%, 03/01/14                                625                   601
--------------------------------------------------------------------------------
  TOTAL PETROLEUM & FUEL PRODUCTS                                        1,134
================================================================================

  REAL ESTATE INVESTMENT TRUSTS [2.0%]

  Kimco Realty, MTN
     6.960%, 07/16/07                              1,000                 1,010
  Kimco Realty, Ser B, MTN
     7.860%, 11/01/07                                 67                    69
--------------------------------------------------------------------------------
  TOTAL REAL ESTATE INVESTMENT TRUSTS                                    1,079
================================================================================

  RETAIL [6.3%]

  Kohl's
     6.300%, 03/01/11                              1,000                 1,018
  Kroger
     5.500%, 02/01/13                                450                   432
  McDonald's, Ser E, MTN
     4.240%, 12/13/06                                995                   989
  Wal-Mart Stores
     4.375%, 07/12/07                              1,000                   988
--------------------------------------------------------------------------------
  TOTAL RETAIL                                                           3,427
================================================================================

  TELEPHONES & TELECOMMUNICATIONS [7.1%]

  Bellsouth
     4.200%, 09/15/09                              1,000                   953
  Deutsche Telekom International
     Finance
     5.250%, 07/22/13                                435                   408
  New Cingular Wireless Services
     8.125%, 05/01/12                                400                   440
  Southwestern Bell
     6.625%, 07/15/07                                750                   756
  Sprint Capital
     8.375%, 03/15/12                                350                   387
  Verizon Communications
     5.550%, 02/15/16                              1,000                   938
--------------------------------------------------------------------------------
  TOTAL TELEPHONES & TELECOMMUNICATIONS                                  3,882
================================================================================

  WASTE DISPOSAL [0.7%]

  Waste Management
     6.875%, 05/15/09                                375                   386
================================================================================

     TOTAL CORPORATE BONDS
       (Cost $47,457)                                                   46,161
================================================================================

Schedule of Investments
JUNE 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

Corporate Bond Fund

Description                                Face Amount (000)        Value (000)
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES [5.9%]

  Capital Auto Receivables Asset
     Trust, Ser 2003-2, Cl A4A
     1.960%, 01/15/09                      $         702            $      698
  Capital Auto Receivables Asset
     Trust, Ser 2004-1, Cl A4
     2.640%, 11/17/08                                750                   730
  Giro Funding
    5.335%, 07/05/06                                 794                   794
    5.320%, 07/24/06                               1,000                   997
--------------------------------------------------------------------------------

     TOTAL ASSET-BACKED SECURITIES
       (Cost $3,242)                                                     3,219
     ===========================================================================

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS [3.5%]

  FHLMC, Ser 2982, Cl NB
     5.500%, 02/15/29                                340                   336
  FNMA CMO, Ser 2002-56,
     Cl MC
     5.500%, 09/25/17                              1,379                 1,368
  FNMA REMIC, Ser 2006,
     Cl AB
     6.000%, 06/25/16                                230                   229
--------------------------------------------------------------------------------
     TOTAL U.S. GOVERNMENT MORTGAGE-BACKED
       OBLIGATIONS
         (Cost $1,952)                                                   1,933
     ===========================================================================

U.S. TREASURY OBLIGATION [1.9%]

  U.S. Treasury Inflation Index
     Note
     2.000%, 01/15/14                              1,090                 1,052
--------------------------------------------------------------------------------
     TOTAL U.S. TREASURY OBLIGATION
       (Cost $1,128)                                                     1,052
     ===========================================================================

MUNICIPAL BONDS [1.8%]

     CALIFORNIA [1.8%]

     California Statewide,
       Community Development
       Authority, Ser A-2, RB,
       XLCA
       4.000%, 11/15/06                               75                    74
     City of Industry, Sales Tax
       Project, RB, MBIA
       5.000%, 01/01/12                              955                   924
--------------------------------------------------------------------------------
     TOTAL CALIFORNIA                                                      998
================================================================================

     TOTAL MUNICIPAL BONDS
       (Cost $1,059)                                                       998
================================================================================

                                            Face Amount
Description                                (000)/Shares             Value (000)
--------------------------------------------------------------------------------

MORTGAGE-BACKED SECURITY [0.9%]

  Residential Asset Mortgage
     Products, Ser 2003-RS5,
     Cl AI4
     3.700%, 09/25/31                      $         494            $      484
--------------------------------------------------------------------------------
     TOTAL MORTGAGE-BACKED SECURITY
       (Cost $488)                                                         484
     ===========================================================================

CASH EQUIVALENT [0.2%]

  Fidelity Institutional Domestic
     Money Market Portfolio,
     Cl I 5.12% *                                111,618                   112
--------------------------------------------------------------------------------
     TOTAL CASH EQUIVALENT
       (Cost $112)                                                         112
     ===========================================================================

     TOTAL INVESTMENTS [98.4%]
       (Cost $55,438) +                                             $   53,959
     ===========================================================================

PERCENTAGES ARE BASED ON NET ASSETS OF $54,823 (000)'S.

* RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JUNE 30, 2006.

+ AT JUNE 30, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $55,438
(000)'S, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $90 (000)'S AND $1,569 (000)'S, RESPECTIVELY.

CI -- CLASS
CMO -- COLLATERALIZED MORTGAGE OBLIGATION
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
MTN -- MEDIUM TERM NOTE
RB -- REVENUE BOND
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER -- SERIES
XLCA -- XL CAPITAL ASSURANCE

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

Schedule of Investments
JUNE 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

Government Bond Fund

Description                                Face Amount (000)        Value (000)
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS [49.9%]

  FHLB
     6.200%, 03/22/21                      $       2,000            $    1,965
     5.060%, 07/07/06                              1,500                 1,499
     5.020%, 11/07/08                              1,000                   988
  FNMA
     7.125%, 06/15/10                              3,500                 3,701
     5.500%, 03/15/11                              2,020                 2,021
     5.250%, 04/15/07                                 75                    75
     5.010%, 11/10/10                              2,500                 2,440
     5.000%, 07/25/08                              2,000                 1,981
     5.000%, 01/23/09                              2,500                 2,471
--------------------------------------------------------------------------------
     TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
       (Cost $17,505)                                                   17,141
     ===========================================================================

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS [35.6%]

  FHLMC REMIC, Ser R009,
     Cl AK
     5.750%, 12/15/18                              2,067                 2,044
  FHLMC, Pool 2980
     6.000%, 05/15/35                                406                   404
  FHLMC, Ser R003, Cl AG
     5.125%, 10/15/15                              1,448                 1,417
  FHLMC, Ser R004, Cl Al
     5.125%, 12/15/13                              1,904                 1,864
  FHLMC, Ser R007, Cl AC
     5.875%, 05/15/16                              1,950                 1,944
  FNMA, Pool 766620
     4.574%, 03/01/34                              1,173                 1,139
  GNMA, Pool 81318
     4.500%, 04/20/35                              1,251                 1,224
  GNMA, Pool 81447
     5.000%, 08/20/35                                141                   139
  GNMA, Pool 81510
     4.250%, 10/20/35                              1,456                 1,403
  GNMA, Pool 864622
     4.500%, 06/20/35                                665                   651
--------------------------------------------------------------------------------
     TOTAL U.S. GOVERNMENT MORTGAGE-BACKED
      OBLIGATIONS
     (Cost $12,404)                                                     12,229
     ===========================================================================

U.S. TREASURY OBLIGATIONS [12.4%]

U.S. Treasury Notes
     5.500%, 02/15/08                              1,125                 1,131
     4.250%, 11/15/13                              1,050                   994
     4.250%, 08/15/15                                700                   655
     3.875%, 01/15/09                              1,431                 1,482
--------------------------------------------------------------------------------
     TOTAL U.S. TREASURY OBLIGATIONS
       (Cost $4,405)                                                     4,262
     ===========================================================================


Description                                Shares                   Value (000)
--------------------------------------------------------------------------------

CASH EQUIVALENT [0.9%]

  Fidelity Institutional Domestic
     Money Market Portfolio,
     Cl I 5.12% *                                317,306            $      317
--------------------------------------------------------------------------------
     TOTAL CASH EQUIVALENT
     (Cost $317)                                                           317
     ===========================================================================

     TOTAL INVESTMENTS [98.8%]
     (Cost $34,631) +                                               $   33,949
     ===========================================================================

PERCENTAGES ARE BASED ON NET ASSETS OF $34,360 (000)'S.

* RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JUNE 30, 2006.

+ AT JUNE 30, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $34,631
(000)'S, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $0 AND $682
(000)'S, RESPECTIVELY.

CL -- CLASS
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER -- SERIES

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

Schedule of Investments
JUNE 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

California Tax Exempt Bond Fund

Description                                Face Amount (000)        Value (000)
--------------------------------------------------------------------------------

MUNICIPAL BOND [97.9%]

  ALABAMA [1.0%]

  Jefferson County, Sewer
     Authority, Ser B-8, RB, FSA
     Callable 02/01/10 @ 100
     5.250%, 02/01/14                         $      250            $      260
================================================================================

  CALIFORNIA [77.7%]

  Anaheim, Public Financing
     Authority, Distribution
     System Project, Second
     Lien, RB, MBIA
     5.000%, 10/01/08                                250                   256
  Berkeley, Ser C, GO, MBIA
     Callable 08/10/06 @ 102
     5.000%, 09/01/10                                 95                    96
  Beverly Hills, Unified School
     District Authority, Ser B,
     GO
     Pre-Refunded @ 101 (A)
     4.700%, 06/01/08                                 50                    51
  Big Bear Lake, Water Authority,
     RB, MBIA
     6.000%, 04/01/11                                200                   214
  Burbank, Public Financing
     Authority, Golden State
     Redevelopment Project,
     Ser A, RB, AMBAC
     Callable 12/01/13 @ 100
     5.250%, 12/01/18                                175                   185
  California State, Department of
     Water Resources, Ser A, RB,
     AMBAC
     Callable 05/01/12 @ 101
     5.500%, 05/01/14                                300                   325
  California State, Department of
     Water Resources, Ser A, RB,
     MBIA
     5.000%, 05/01/07                                200                   202
  California State, Department of
     Water Resources, Ser W,
     RB, FSA
     5.500%, 12/01/13                                400                   437
  California State, Economic
     Recovery Authority, Ser B,
     GO
     Mandatory Put 07/01/08
     3.500%, 07/01/23                                300                   298
  California State, Educational
     Facilities Authority, Pooled
     College and University
     Projects, Ser A, RB
     4.300%, 04/01/09                                100                   100

Description                                Face Amount (000)         Value (000)
--------------------------------------------------------------------------------

  California State, Educational
     Facilities Authority,
     University of San Francisco,
     RB, MBIA
     6.000%, 10/01/08                         $      300            $      314
  California State, GO
     4.750%, 06/01/07                                100                   101
  California State, GO
     Callable 02/01/12 @ 100
     5.000%, 02/01/18                                175                   180
  California State, GO
     Callable 08/01/13 @ 100
     5.250%, 02/01/21                                250                   261
  California State, GO
     Callable 10/01/10 @ 100
     5.250%, 10/01/18                                 70                    73
  California State, GO
     Pre-Refunded @ 100 (A)
     5.250%, 09/01/10                                200                   210
  California State, GO, MBIA
     Pre-Refunded @ 101 (A)
     5.500%, 09/01/09                                500                   528
  California State, Health Facilities
     Finance Authority,
     Presbyterian Hospital, RB,
     MBIA
     5.500%, 05/01/07                                150                   152
  California State, Imperial
     Irrigation District, Public
     Electric Project, RB
     4.250%, 11/01/06                                250                   250
  California State, Infrastructure &
     Economic Authority, Bay
     Area Toll Bridges Project,
     Ser A, RB, FSA
     Pre-Refunded @ 100 (A)
     5.250%, 07/01/13                                125                   135
  California State, Infrastructure &
     Economic Authority,
     Energy Efficiency Master
     Trust, Ser A, RB
     5.000%, 03/01/11                                315                   330
  California State, Infrastructure &
     Economic Authority, RB,
     MBIA
     Pre-Refunded @ 101 (A)
     5.500%, 06/01/10                                350                   374
  California State, Public Works
     Board Lease, California State
     University, Ser C, RB
     5.000%, 10/01/07                                100                   101

Schedule of Investments
JUNE 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

California Tax Exempt Bond Fund

Description                                Face Amount (000)        Value (000)
--------------------------------------------------------------------------------

  California State, Public Works
     Board Lease, Department of
     Corrections Project, Ser B,
     RB, MBIA
     Callable 09/01/08 @ 101
     5.000%, 09/01/21                         $      100            $      103
  California State, Public Works
     Board Lease, Department of
     Corrections, Ser A, RB
     Callable 09/01/08 @ 101
     5.250%, 09/01/15                                250                   258
  California State, Public Works
     Board Lease, Department of
     Corrections-State Prisons
     Project, Ser A, RB, AMBAC
     5.250%, 12/01/13                                250                   269
  California State, Public Works
     Board Lease, Department of
     Corrections-Ten
     Administration, Ser A, RB,
     AMBAC
     Callable 03/01/12 @ 100
     5.250%, 03/01/18                                155                   163
  California State, Public Works
     Board Lease, Trustees
     California State University,
     Ser A, RB
     Callable 10/01/08 @ 101
     5.250%, 10/01/11                                100                   103
  California State, Public Works
     Board Lease, Various
     University Projects, RB,
     MBIA
     Callable 06/01/11 @ 100
     5.500%, 06/01/14                                250                   272
  California State, State Center
     Community College,
     Election 2002 Project,
     Ser A, GO, MBIA
     Callable 08/01/14 @ 100
     5.250%, 08/01/20                                205                   217
  California State, University of
     California, Ser K, RB, MBIA
     Callable 09/01/08 @ 101
     5.000%, 09/01/17                                150                   154
  California Statewide,
     Communities Development
     Authority, Ser B-2, RB,
     XLCA
     4.000%, 11/15/06                                400                   400
  Central, Unified School District
     Authority, Ser A, GO, FGIC
     5.500%, 07/01/22                                400                   434

Description                                Face Amount (000)        Value (000)
--------------------------------------------------------------------------------

  Coachella Valley, Water District
     Authority, Flood Control
     Project, COP, AMBAC
     Callable 10/01/07 @ 102
     5.000%, 10/01/11                         $      250            $      257
  Corona, Public Financing
     Authority, City Hall Project,
     Ser B, RB
     Callable 09/01/12 @ 100
     5.250%, 09/01/16                                350                   373
  Culver City, Redevelopment
     Finance Authority, TA,
     AMBAC
     Sink Date 11/01/09 @ 100
     5.500%, 11/01/14                                 75                    80
  Escondido, Union School
     District, Refunding &
     Financing Project, COP,
     MBIA
     4.750%, 07/01/19                                235                   240
  Evergreen School District,
     Ser C, GO, FGIC
     Pre-Refunded @ 101 (A)
     5.250%, 09/01/08                                200                   208
  Fruitvale, School District, GO,
     FSA
     Callable 08/01/09 @ 102
     5.000%, 08/01/19                                200                   207
  Golden State, Tobacco
     Settlement, Ser B, RB
     Pre-Refunded @ 100 (A)
     5.750%, 06/01/08                                250                   259
     5.500%, 06/01/13                                250                   271
     5.000%, 06/01/13                                350                   369
  Golden State, Tobacco
     Settlement, Ser B, RB, CIFG
     Pre-Refunded @ 100 (A)
     5.625%, 06/01/13                                150                   164
  Hemet, Unified School District,
     Nutrition Center Project,
     COP, FSA
     Callable 04/01/07 @ 102
     5.750%, 04/01/17                                250                   259
  Los Angeles County,
     Metropolitan Transportation
     Authority, 2nd Tier, Ser A,
     RB, MBIA
     Pre-Refunded @ 101 (A)
     6.000%, 07/01/06                                100                   101
  Los Angeles County, Public
     Works Finance Authority,
     Master Refunding Project,
     Ser A, RB, MBIA
     5.000%, 12/01/12                                275                   290

Schedule of Investments
JUNE 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

California Tax Exempt Bond Fund

Description                                Face Amount (000)        Value (000)
--------------------------------------------------------------------------------

  Los Angeles County, Public
     Works Finance Authority,
     Regional Park & Open
     Project, Ser A, RB
     Pre-Refunded @ 101 (A)
     5.500%, 10/01/07                         $      325            $      335
  Los Angeles County, Public
     Works Finance Authority,
     Ser B, RB, MBIA
     Callable 09/01/06 @ 102
     5.250%, 09/01/14                                200                   204
  Los Angeles, Harbor
     Development Project,
     Ser C, RB
     Callable 11/01/06 @ 101
     5.125%, 11/01/11                                180                   182
  Los Angeles, Municipal
     Improvement Authority,
     Central Library Project,
     Ser A, RB, MBIA
     5.250%, 06/01/13                                230                   247
  Los Angeles, Property Tax
     Project, Ser A, GO, MBIA
     4.000%, 09/01/09                                250                   252
  Los Angeles, Sanitation
     Equipment Authority, Ser A,
     RB, MBIA
     4.000%, 02/01/07                                100                   100
  Los Angeles, Wastewater
     Systems Authority, RB, FSA
     4.500%, 06/01/09                                250                   255
  Los Angeles, Water & Power
     Authority, Power Systems
     Project, Ser A, RB
     5.000%, 07/01/08                                500                   512
  Los Angeles, Water & Power
     Authority, Power Systems
     Project, Ser AA1, RB, MBIA
     Callable 07/01/11 @100
     5.250%, 07/01/13                                200                   211
  M-S-R Public Power, Ser G, RB, MBIA
     Callable 07/01/07 @ 101
     5.250%, 07/01/11                                100                   102
  Northern California,
     Transmission Resource
     Authority, Ore Transmission
     Project, Ser A, RB, MBIA
     7.000%, 05/01/13                                250                   287
  Oakland, Redevelopment
     Agency, Central District
     Redevelopment, TA,
     AMBAC
     6.000%, 02/01/07                                300                   304

Description                                Face Amount (000)        Value (000)
--------------------------------------------------------------------------------

  Oakland, State Building
     Authority, Elihu M Harris
     Project, Ser A, RB, AMBAC
     Pre-Refunded @ 101 (A)
     5.500%, 04/01/08                         $      100            $      104
  Orange County, Recovery
     Certificate Authority, Ser A,
     COP, MBIA, ETM
     6.000%, 07/01/06                                250                   250
  Pasadena, Electric
     Improvements Authority,
     RB, FSA
     4.500%, 06/01/07                                160                   161
  Pinole, Redevelopment Agency
     Project, TA, FSA
     Callable 08/01/09 @ 101
     5.250%, 08/01/14                                100                   105
  Placer County, Water Agency,
     Capital Improvement
     Projects, COP, AMBAC
     Pre-Refunded @ 101 (A)
     5.500%, 07/01/09                                500                   528
  Riverside County,
     Transportation Authority,
     Ser A, RB
     5.750%, 06/01/09                                450                   474
  Riverside, RB
     Callable 10/01/08 @ 101
     5.375%, 10/01/12                                 90                    93
  Riverside, RB
     Pre-Refunded @ 101 (A)
     5.375%, 10/01/08                                 10                    10
  Sacramento County, Sanitation
     District Funding Authority,
     RB, ETM
     Callable 08/10/06 @ 102
     5.000%, 12/01/07                                100                   102
  Sacramento, City Unified School
     District, Ser A, GO, FSA
     4.250%, 07/01/09                                 75                    76
  San Bernardino, Community
     College District, Election
     2002 Project, Ser B, GO,
     MBIA
     Pre-Refunded @ 100 (A)
     5.250%, 08/01/14                                750                   813
  San Diego County, Edgemoor &
     Regional Systems Projects,
     COP, AMBAC
     Callable 02/01/15 @ 100
     5.000%, 02/01/18                                500                   520
   San Diego County, North
     County Regional Center for
     Expansion, COP, AMBAC
     Pre-Refunded @ 102 (A)
     5.250%, 11/15/06                                100                   103

Schedule of Investments
JUNE 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

California Tax Exempt Bond Fund

Description                                Face Amount (000)        Value (000)
--------------------------------------------------------------------------------

  San Diego, University School
     District, Capital
     Appreciation-Election 1998
     Project, Ser D, GO, FGIC
     Callable 07/01/12 @ 101
     5.250%, 07/01/24                         $      135            $      144
  San Diego, University School
     District, Election 1998
     Project, Ser E, GO, FSA
     Callable 07/01/13 @ 101
     5.250%, 07/01/16                                100                   107
  San Francisco (City & County),
     Airports Commission
     Authority, Second Ser-27B,
     RB, FGIC
     5.250%, 05/01/12                                250                   264
  San Francisco (City & County),
     Public Utility Authority,
     Ser A, RB, MBIA
     Callable 11/01/06 @ 101.5
     5.000%, 11/01/17                                160                   163
  San Francisco (City & County),
     Public Utility Authority,
     Ser A, RB, MBIA
     Pre-Refunded @ 101.5 (A)
     5.000%, 11/01/06                                215                   219
  San Jose, University School
     District, Ser A, GO, FSA
     Callable 08/01/11 @ 101
     5.375%, 08/01/19                                150                   160
  San Ysidro, School District,
     Election 1997 Project, Ser C,
     GO, MBIA
     6.000%, 08/01/11                                205                   225
  Sanger, Unified School District,
     GO, MBIA
     5.350%, 08/01/15                                250                   267
  Santa Monica, Public Safety
     Facilities Project, RB,
     Callable 07/01/09 @ 101
     5.250%, 07/01/14                                100                   105
  Semitropic, Improvement Water
     Storage Authority, RB, FSA,
     ACA Insured
     4.000%, 06/01/13                                250                   250
  Solano County, COP, MBIA
     Callable 11/01/12 @ 100
     5.250%, 11/01/14                                100                   107
  Southern California,
     Metropolitan Water District
     Authority, Ser A, RB
     5.750%, 07/01/21                                280                   316

Description                                Face Amount (000)        Value (000)
--------------------------------------------------------------------------------

  Southern California, Public
     Power Authority, Southern
     Transmission Project, Sub-
     Ser A, RB, FSA
     Callable 07/01/12 @ 100
     5.250%, 07/01/16                         $      200            $      213
  Sweetwater, Union High School
     District, Ser A, RB, FSA
     5.000%, 09/01/13                                355                   375
  Wiseburn, School District,
     Ser A, GO, FGIC
     4.200%, 08/01/07                                125                   126
--------------------------------------------------------------------------------
  TOTAL CALIFORNIA                                                      19,995
================================================================================

  COLORADO [1.7%]

  Lakewood, COP, AMBAC
     Pre-Refunded @ 100 (A)
     5.500%, 12/01/10                                400                   425
================================================================================

   FLORIDA [1.4%]

   Florida State, Correctional
     Private Commission
     Authority, COP, MBIA
     Callable 08/01/11 @ 101
     5.375%, 08/01/14                                350                   373
================================================================================

  GEORGIA [0.8%]

  Georgia State, Metropolitan
     Atlanta Rapid
     Transportation Authority,
     Second Indenture Project,
     Ser A, RB, MBIA
     6.250%, 07/01/07                                200                   205
================================================================================

  ILLINOIS [2.3%]

  Illinois State, Civic Center
     Authority, RB, FSA
     Callable 12/15/10 @ 100
     5.500%, 12/15/14                                200                   212
  Illinois State, Development
     Finance Authority,
     Revolving Fund-Master
     Trust, RB
     Callable 09/01/12 @ 100
     5.500%, 09/01/13                                250                   269
  Illinois State, Ser A, GO
     Callable 10/01/13 @ 100
     5.000%, 10/01/16                                100                   104
--------------------------------------------------------------------------------
  TOTAL ILLINOIS                                                           585
================================================================================

Schedule of Investments
JUNE 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

California Tax Exempt Bond Fund

Description                                Face Amount (000)        Value (000)
--------------------------------------------------------------------------------

  MICHIGAN [1.0%]

  Michigan State, Building
     Authority, Facilities Project,
     Ser II, RB,
     Pre-Refunded @ 101 (A)
     5.000%, 10/15/07                         $      250            $      256
================================================================================

  NEW YORK [2.2%]

  New York State, Ser E, RB
     6.000%, 04/01/14                                500                   560
================================================================================

  OREGON [1.4%]

  Lane County, School District,
     GO
     Pre-Refunded @ 100 (A)
     5.625%, 06/15/10                                345                   366
================================================================================

  TEXAS [1.4%]

  San Angelo, Waterworks &
     Sewer System Authority,
     Refunding & Improvements
     Projects, RB, FSA
     Callable 04/01/11 @ 100
     5.250%, 04/01/19                                100                   105
  Texas State, TRAN
     4.500%, 08/31/06                                250                   250
--------------------------------------------------------------------------------
  TOTAL TEXAS                                                              355
================================================================================

  UTAH [0.6%]

  Central, Water Conservancy
     District, Ser D, GO
     Pre-Refunded @ 100 (A)
     4.600%, 04/01/09                                140                   142
================================================================================

  WASHINGTON [2.3%]

  King County, School District
     Number 414, GO, MBIA
     Callable 12/01/12 @ 100
     5.750%, 12/01/14                                225                   246
  Washington State, Ser 02-A,
     GO, FSA
     Callable 07/01/11 @ 100
     5.000%, 07/01/19                                345                   355
--------------------------------------------------------------------------------
  TOTAL WASHINGTON                                                         601
================================================================================

                                             Face Amount
Description                                  (000)/Shares           Value (000)
--------------------------------------------------------------------------------

  PUERTO RICO [4.1%]

  Puerto Rico, Electric Power
     Authority, Power Project,
     Ser CC, RB, MBIA
     Callable 07/01/07 @ 101.5
     5.250%, 07/01/09                         $      100            $      103
  Puerto Rico, Municipal Finance
     Agency, Ser A, RB, FSA
     Callable 07/01/07 @ 101.5
     5.250%, 07/01/10                                130                   133
  Puerto Rico, Public Buildings
     Authority, Government
     Facilities Project, Ser J, RB,
     AMBAC
     Callable 07/01/12 @ 100
     5.000%, 07/01/36                                300                   315
  Puerto Rico, Public Finance
     Authority, Commonwealth
     Appropriation Committee
     Project, Ser E, RB
     Pre-Refunded @ 100 (A)
     5.750%, 02/01/07                                500                   506
--------------------------------------------------------------------------------
  TOTAL PUERTO RICO                                                      1,057
================================================================================

     TOTAL MUNICIPAL BOND
       (Cost $25,612)                                                   25,180
     ===========================================================================

CASH EQUIVALENT [1.1%]
  Federated California Municipal
     Money Market Fund,
     Cl I 3.25% *                                282,847                   283
--------------------------------------------------------------------------------
     TOTAL CASH EQUIVALENT
       (Cost $283)                                                         283
     ===========================================================================

     TOTAL INVESTMENTS [99.0%]
       (Cost $25,895) +                                             $   25,463
     ===========================================================================

PERCENTAGES ARE BASED ON NET ASSETS OF $25,723 (000).

* RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JUNE 30, 2006.

+ AT JUNE 30, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $25,895
(000)'S, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $11 (000)'S AND $443 (000)'S, RESPECTIVELY.

(A) PRE-REFUNDED SECURITY - THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.

ACA -- AMERICAN CAPITAL ACCESS
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
CIFG -- CDC IXIS FINANCIAL GUARANTY
COP -- CERTIFICATE OF PARTICIPATION

Schedule of Investments
JUNE 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT BOND FUND

ETM -- ESCROWED TO MATURITY
FGIC -- FINANCIAL GUARANTY INSURANCE COMPANY
FSA -- FINANCIAL SECURITY ASSISTANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
RB -- REVENUE BOND
SER -- SERIES
TA -- TAX ALLOCATION
TRAN -- TAX & REVENUE ANTICIPATION NOTE
XLCA -- XL CAPITAL ASSURANCE

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

Schedule of Investments
JUNE 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

High Yield Bond Fund

Description                                Face Amount (000)        Value (000)
--------------------------------------------------------------------------------

CORPORATE BONDS [97.4%]

  ADVERTISING [0.5%]

  Advanstar Communications
     10.750%, 08/15/10                        $      100            $       107
  Gray Television
     9.250%, 12/15/11                                100                    104
--------------------------------------------------------------------------------
  TOTAL ADVERTISING                                                         211
================================================================================

  AEROSPACE & DEFENSE [1.4%]

  DRS Technologies
     6.625%, 02/01/16                                100                     97
  Esterline Technologies
     7.750%, 06/15/13                                100                    101
  L-3 Communications
     5.875%, 01/15/15                                200                    187
  Sequa, Ser B
     8.875%, 04/01/08                                150                    156
--------------------------------------------------------------------------------
  TOTAL AEROSPACE & DEFENSE                                                 541
================================================================================

  AGRICULTURE [0.4%]

  American Rock Salt
     9.500%, 03/15/14                                150                    152
================================================================================

  AIRLINES [0.5%]

  American Airlines, Ser 2001-2
     7.800%, 04/01/08                                200                    200
================================================================================

  ALUMINUM [0.4%]

  Novelis (A)
     7.750%, 02/15/15                                150                    144
================================================================================

  APPAREL/TEXTILES [0.4%]

  Levi Strauss
     9.750%, 01/15/15                                100                    100
  Phillips-Van Heusen
     7.250%, 02/15/11                                 75                     74
--------------------------------------------------------------------------------
  TOTAL APPAREL/TEXTILES                                                    174
================================================================================

  AUTO RENT & LEASE [1.4%]

  Avis Budget Car Rental (A)
     7.750%, 05/15/16                                100                     96
  Hertz (A)
     10.500%, 01/01/16                               150                    159
  Rent-way
     11.875%, 06/15/10                               100                    103

Description                                Face Amount (000)        Value (000)
--------------------------------------------------------------------------------

  United Rentals
     6.500%, 02/15/12                         $       90            $        85
  Williams Scotsman (A)
     8.500%, 10/01/15                                100                     99
--------------------------------------------------------------------------------
  TOTAL AUTO RENT & LEASE                                                   542
================================================================================

  AUTOPARTS [1.4%]

  Accuride
     8.500%, 02/01/15                                150                    144
  Dura Operating, Ser D
     9.000%, 05/01/09                                 75                     39
  Metaldyne
     10.000%, 11/01/13                               100                     97
  Tenneco Automotive
     8.625%, 11/15/14                                150                    150
  TRW Automotive
     11.000%, 02/15/13                                98                    107
--------------------------------------------------------------------------------
  TOTAL AUTOPARTS                                                           537
================================================================================

  BROADCASTING & CABLE [6.5%]

  Albritton Communications
     7.750%, 12/15/12                                150                    148
  Cablevision Systems, Ser B
     8.000%, 04/15/12                                225                    222
  CCO Holdings
     8.750%, 11/15/13                                250                    244
  Charter Communications
     Holdings
     10.250%, 09/15/10                               400                    401
  Coleman Cable
     9.875%, 10/01/12                                100                     93
  CSC Holdings
     7.625%, 07/15/18                                100                     99
  Echostar DBS
     6.625%, 10/01/14                                200                    188
  Fisher Communication
     8.625%, 09/15/14                                150                    155
  General Cable
     9.500%, 11/15/10                                100                    106
  Insight Communications (B)
     12.250%, 02/15/11                               100                    106
  Kabel Deutschland (A)
     10.625%, 07/01/14                               200                    211
  Mediacom Capital
     7.875%, 02/15/11                                150                    142
  Nexstar Finance Holdings (B)
     11.270%, 04/01/13                               200                    162
  Olympus Communications,
     Ser B (D)
     10.625%, 11/15/06                               100                    136

Schedule of Investments

JUNE 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

High Yield Bond Fund

Description                                Face Amount (000)        Value (000)
--------------------------------------------------------------------------------

  Videotron Ltee
     6.875%, 01/15/14                         $      100            $        95
--------------------------------------------------------------------------------
  TOTAL BROADCASTING & CABLE                                              2,508
================================================================================

  BUILDING & CONSTRUCTION [4.3%]

  Ainsworth Lumber
     7.250%, 10/01/12                                100                     82
     6.750%, 03/15/14                                100                     76
  Beazer Homes USA
     8.375%, 04/15/12                                100                    100
  Brand Services
     12.000%, 10/15/12                               150                    170
  DR Horton
     5.625%, 01/15/16                                125                    113
  Goodman Global Holdings
     7.875%, 12/15/12                                 75                     72
  Interline Brands
     8.125%, 06/15/14                                 50                     50
  International Utility
     Structures (D)
     10.750%, 02/01/08                               100                      1
  KB Home
     8.625%, 12/15/08                                 50                     52
     6.250%, 06/15/15                                200                    178
  Nortek
     8.500%, 09/01/14                                200                    193
  Panolam Industries (A)
     10.750%, 10/01/13                               250                    242
  Ply Gem Industries
     9.000%, 02/15/12                                100                     91
  RMCC Acquisition (A)
     9.500%, 11/01/12                                150                    156
  Tech Olympic USA
     7.500%, 01/15/15                                100                     83
--------------------------------------------------------------------------------
  TOTAL BUILDING & CONSTRUCTION                                           1,659
================================================================================

  BUSINESS SERVICES [0.8%]

  Corrections
     7.500%, 05/01/11                                100                    101
  FTI Consulting
     7.625%, 06/15/13                                 50                     50
  Geo Group
     8.250%, 07/15/13                                150                    150
--------------------------------------------------------------------------------
  TOTAL BUSINESS SERVICES                                                   301
================================================================================

  CHEMICALS [4.8%]

  BCP Crystal US Holdings
     9.625%, 06/15/14                                 45                     49
  Crystal Holdings, Ser B (B)
     10.490%, 10/01/14                                73                     57

Description                                Face Amount (000)        Value (000)
--------------------------------------------------------------------------------

  Equistar Chemicals
     10.625%, 05/01/11                        $      150            $       161
  IMC Global
     10.875%, 08/01/13                               100                    111
  IMC Global, Ser B
     11.250%, 06/01/11                               100                    106
  Lyondell Chemical, Ser A
     9.625%, 05/01/07                                200                    203
  Nalco
     7.750%, 11/15/11                                150                    150
  Nell Af Sarl (A)
     8.375%, 08/15/15                                250                    240
  Nova Chemicals
     6.500%, 01/15/12                                250                    230
  Polymer Holdings (B)
     12.000%, 07/15/14                               250                    215
  PolyOne
     10.625%, 05/15/10                               100                    108
  Rhodia
     10.250%, 06/01/10                                65                     69
  Rockwood Specialties Group
     10.625%, 05/15/11                                73                     78
  Terra Capital
     11.500%, 06/01/10                                65                     71
--------------------------------------------------------------------------------
  TOTAL CHEMICALS                                                         1,848
================================================================================

  CIRCUIT BOARDS [0.1%]

  Viasystems
     10.500%, 01/15/11                                50                     49
================================================================================

  COAL MINING [0.4%]

  Alpha Natural Resources
     10=000%, 06/01/12                               150                    161
================================================================================

  COMMERCIAL SERVICES [0.5%]

  Iron Mountain
     8.625%, 04/01/13                                100                    100
  The Brickman Group, Ser B
     11.750%, 12/15/09                               100                    108
--------------------------------------------------------------------------------
  TOTAL COMMERCIAL SERVICES                                                 208
================================================================================

  COMPUTER SYSTEM DESIGN & SERVICES [0.9%]

  Activant Solution (A)
     9.500%, 05/01/16                                100                     97
  Xerox
     7.625%, 06/15/13                                250                    252
--------------------------------------------------------------------------------
  TOTAL COMPUTERS SYSTEM DESIGN & SERVICES                                  349
================================================================================

Schedule of Investments
JUNE 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

High Yield Bond Fund

Description                                Face Amount (000)        Value (000)
--------------------------------------------------------------------------------

  CONSUMER PRODUCTS & SERVICES [4.3%]

  Ames True Temper (C)
     9.068%, 01/15/12                         $      100            $        98
  Gregg Appliances
     9.000%, 02/01/13                                150                    138
  Johnsondiversey Holdings (B)
     10.260%, 05/15/13                               200                    170
  Johnsondiversey, Ser B
     9.625%, 05/15/12                                150                    149
  Libbey Glass (A) (C)
     12.436%, 06/01/11                               100                     96
  Prestige Brands
     9.250%, 04/15/12                                 90                     88
  Sealy Mattress
     8.250%, 06/15/14                                200                    200
  Southern States Cooperative (A)
     10.500%, 11/01/10                               200                    209
  Spectrum Brands
     7.375%, 02/01/15                                300                    244
  Steinway Musical (A)
     7.000%, 03/01/14                                100                     97
  Visant Holding (A)
     8.750%, 12/01/13                                100                     97
  WMG Holdings (B)
     9.500%, 12/15/14                                130                     94
--------------------------------------------------------------------------------
  TOTAL CONSUMER PRODUCTS & SERVICES                                      1,680
================================================================================

  CONTAINERS & PACKAGING [2.1%]

  Crown Americas (A)
     7.750%, 11/15/15                                150                    148
  Graham Packaging
     9.875%, 10/15/14                                100                     99
  Intertape Polymer US
     8.500%, 08/01/14                                 50                     46
  Owens-Brockway Glass
     Container
     6.750%, 12/01/14                                100                     93
  Owens-Illinois
     8.100%, 05/15/07                                100                    100
  Plastipak Holdings (A)
     8.500%, 12/15/15                                100                    100
  Solo Cup
     8.500%, 02/15/14                                150                    130
  Stone Container
     7.375%, 07/15/14                                100                     88
--------------------------------------------------------------------------------
  TOTAL CONTAINERS & PACKAGING                                              804
================================================================================

  DIVERSIFIED OPERATIONS [1.6%]

  Jacuzzi Brands
     9.625%, 07/01/10                                150                    158
  Kansas City Southern
     9.500%, 10/01/08                                100                    105

Description                                Face Amount (000)        Value (000)
--------------------------------------------------------------------------------

  Stena
     7.000%, 12/01/16                         $      200            $       184
  Trinity Industries
     6.500%, 03/15/14                                200                    195
--------------------------------------------------------------------------------
  TOTAL DIVERSIFIED OPERATIONS                                              642
================================================================================

  EDUCATIONAL SERVICES [0.3%]
  Education Management
     10.250%, 06/01/16                                60                     60
     8.750%, 06/01/14 (A)                             60                     59
--------------------------------------------------------------------------------
  TOTAL EDUCATIONAL SERVICES                                                119
================================================================================

  ELECTRICAL PRODUCTS [7.2%]
  AES
     9.000%, 05/15/15 (A)                            300                    322
     7.750%, 03/01/14                                100                    101
  Allegheny Energy Supply
     7.800%, 03/15/11                                200                    207
  Aquila
     7.625%, 11/15/09                                100                    104
  Calpine (A) (D)
     8.750%, 07/15/13                                150                    141
     8.500%, 07/15/10                                200                    188
  Calpine Generating (C)
     10.859%, 04/01/10                               200                    207
  CMS Energy
     7.500%, 01/15/09                                100                    101
     6.875%, 12/15/15                                150                    143
  Edison Mission Energy
     7.730%, 06/15/09                                200                    202
  ESI Tractebel Acquisitions,
     Ser B
     7.990%, 12/30/11                                 60                     62
  Freescale Semiconductors
     7.125%, 07/15/14                                200                    202
  Mirant North America (A)
     7.375%, 12/31/13                                150                    145
  Motors & Gears, Ser D
     10.750%, 11/15/06                               150                    149
  Reliant Resources
     9.500%, 07/15/13                                200                    201
  Sierra Pacific Resources
     8.625%, 03/15/14                                200                    212
  TECO Energy
     7.200%, 05/01/11                                100                    101
--------------------------------------------------------------------------------
  TOTAL ELECTRICAL PRODUCTS                                               2,788
================================================================================

Schedule of Investments
JUNE 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

High Yield Bond Fund

Description                                Face Amount (000)        Value (000)
--------------------------------------------------------------------------------

  ENTERTAINMENT [8.4%]

  AMC Entertainment
     11.000%, 02/01/16                        $      100            $       107
     9.875%, 02/01/12                                100                    100
     9.500%, 02/01/11                                 72                     71
  Aztar
     9.000%, 08/15/11                                100                    105
  Chukchansi Economic
     Development Authority (A)
     8.000%, 11/15/13                                150                    151
  Cinemark USA
     9.000%, 02/01/13                                100                    105
  Circus & Eldorado Joint
     Venture/Silver Legacy
     Capital
     10.125%, 03/01/12                               150                    158
  Herbst Gaming
     8.125%, 06/01/12                                150                    151
  Inn of the Mountain Gods
     12.000%, 11/15/10                               100                    106
  Isle of Capri Casinos
     7.000%, 03/01/14                                200                    189
  Jacobs Entertainment (A)
     9.750%, 06/15/14                                 75                     75
  Kerzner International
     6.750%, 10/01/15                                200                    209
  Leslie's Poolmart
     7.750%, 02/01/13                                100                     97
  MGM Mirage
     8.500%, 09/15/10                                200                    208
     6.750%, 09/01/12                                100                     96
     6.000%, 10/01/09                                100                     97
  Mohegan Tribal Gaming
     Authority
     7.125%, 08/15/14                                150                    145
  MTR Gaming Group, Ser B
     9.750%, 04/01/10                                200                    211
  OED/Diamond Jo
     8.750%, 04/15/12                                100                    101
  Penn National Gaming
     6.875%, 12/01/11                                100                     98
  Six Flags
     9.750%, 04/15/13                                150                    138
  Speedway Motorsports
     6.750%, 06/01/13                                100                     97
  Station Casinos
     6.875%, 03/01/16                                 50                     47
  Tunica-Biloxi Gaming
     Authority (A)
     9.000%, 11/15/15                                125                    128
  Waterford Gaming (A)
     8.625%, 09/15/12                                115                    121
  Wynn Las Vegas
     6.625%, 12/01/14                                150                    141
--------------------------------------------------------------------------------
  TOTAL ENTERTAINMENT                                                     3,252
================================================================================

Description                                Face Amount (000)        Value (000)
--------------------------------------------------------------------------------

  FINANCIAL SERVICES [2.7%]

  Atlantic Broadband Finance (A)
     9.375%, 01/15/14                         $      100            $        94
  Ford Motor Credit
     7.375%, 10/28/09                                200                    185
  General Motors Acceptance
     6.750%, 12/01/14                                675                    627
  JSG Funding
     7.750%, 04/01/15                                150                    136
--------------------------------------------------------------------------------
  TOTAL FINANCIAL SERVICES                                                1,042
================================================================================

  FOOD, BEVERAGE & TOBACCO [4.5%]

  Chiquita Brands International
     7.500%, 11/01/14                                100                     83
  Del Monte
     8.625%, 12/15/12                                 50                     52
  Dominos
     8.250%, 07/01/11                                 75                     78
  Friendly Ice Cream
     8.375%, 06/15/12                                200                    172
  General Nutrition Center
     8.500%, 12/01/10                                150                    145
  Land O' Lakes
     8.750%, 11/15/11                                  6                      6
  Le-Natures (A)
     10.000%, 06/15/13                               150                    158
  Leiner Health Products
     11.000%, 06/01/12                               100                     95
  National Beef Packaging
     10.500%, 08/01/11                               100                    101
  National Wine & Spirits
     10.125%, 01/15/09                               100                    100
  Pinnacle Foods
     8.250%, 12/01/13                                150                    147
  Smithfield Foods, Ser B
     8.000%, 10/15/09                                350                    353
  Swift
     12.500%, 01/01/10                               200                    199
  WH Holdings/WH Capital
     9.500%, 04/01/11                                 60                     66
--------------------------------------------------------------------------------
  TOTAL FOOD, BEVERAGE & TOBACCO                                          1,755
================================================================================

  FORESTRY [0.1%]

  Tembec Industries
     7.750%, 03/15/12                                100                     51
================================================================================

  GAS/NATURAL GAS [0.4%]

  MarkWest Energy Partners (A)
     8.500%, 07/15/16                                150                    148
================================================================================

Schedule of Investments
JUNE 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

High Yield Bond Fund

Description                                Face Amount (000)        Value (000)
--------------------------------------------------------------------------------

  MACHINERY [1.5%]

  Case New Holland
     9.250%, 08/01/11                         $      100            $       105
     7.125%, 03/01/14 (A)                            100                     96
  Cummins
     9.500%, 12/01/10                                150                    159
  Terex
     7.375%, 01/15/14                                100                     99
  Trimas
     9.875%, 06/15/12                                150                    137
--------------------------------------------------------------------------------
  TOTAL MACHINERY                                                           596
================================================================================

  MEDICAL [3.3%]

  Angiotech Pharmaceuticals (A)
     7.750%, 04/01/14                                100                     96
  Bio-Rad Laboratories
     7.500%, 08/15/13                                100                    101
  Biovail
     7.875%, 04/01/10                                100                    101
  CDRV Investors (B)
     9.75%, 01/01/15                                 200                    135
  Extendicare Health
     6.875%, 05/01/14                                100                    104
  Genesis Healthcare
     8.000%, 10/15/13                                100                    105
  MQ Associates (B)
     12.25%, 08/15/12                                150                     56
  Mylan Laboratories
     5.750%, 08/15/10                                150                    143
  Omnicare
     6.750%, 12/15/13                                250                    238
  Tenet Healthcare (A)
     9.500%, 02/01/15                                200                    196
--------------------------------------------------------------------------------
  TOTAL MEDICAL                                                           1,275
================================================================================

  MEDICAL PRODUCTS & SERVICES [0.3%]

  Vanguard Health Holding
     9.000%, 10/01/14                                100                    100
================================================================================

  MISCELLANEOUS BUSINESS SERVICES [2.2%]

  Affinion Group (A)
     11.500%, 10/15/15                               150                    147
  Allied Security Escrow
     11.375%, 07/15/11                               150                    145
  Carriage Services
     7.875%, 01/15/15                                200                    195
  CCM Merger (A)
     8.000%, 08/01/13                                225                    213
  Compagnie Generale de
     Geophysique (A)
     7.500%, 05/15/15                                 50                     49

Description                                Face Amount (000)        Value (000)
--------------------------------------------------------------------------------
  Integrated Alarm Services
     Group (A)
     12.000%, 11/15/11                        $      100            $        98
--------------------------------------------------------------------------------
  TOTAL MISCELLANEOUS BUSINESS SERVICES                                     847
================================================================================

  MISCELLANEOUS MANUFACTURING [1.0%]

  Dresser-Rand Group
     7.375%, 11/01/14                                133                    127
  KI Holdings (B)
     9.870%, 11/15/14                                250                    179
  Maax Holdings (B)
     11.25%, 12/15/12                                200                     78
--------------------------------------------------------------------------------
  TOTAL MISCELLANEOUS MANUFACTURING                                         384
================================================================================

  PAPER & RELATED PRODUCTS [2.9%]

  Abitibi-Consolidated
     7.750%, 06/15/11                                100                     92
  Appleton Papers
     9.750%, 06/15/14                                100                    101
  Exopac Holding (A)
     11.250%, 02/01/14                               100                    101
  Georgia-Pacific
     7.700%, 06/15/15                                100                     95
  JSG Funding
     9.625%, 10/01/12                                100                    103
  Neenah Paper
     7.375%, 11/15/14                                150                    138
  Newark Group
     9.750%, 03/15/14                                200                    185
  Norampac
     6.750%, 06/01/13                                100                     90
  Norske Skog Canada
     7.375%, 03/01/14                                250                    224
--------------------------------------------------------------------------------
  TOTAL PAPER & RELATED PRODUCTS                                          1,129
================================================================================

  PETROLEUM & FUEL PRODUCTS [11.2%]

  Atlas Pipeline Partners (A)
     8.125%, 12/15/15                                200                    199
  Chesapeake Energy
     6.250%, 01/15/18                                100                     91
  Clayton William Energy
     7.750%, 08/01/13                                150                    138
  Colorado Interstate Gas
     6.800%, 11/15/15                                150                    145
  Comstock Resources
     6.875%, 03/01/12                                150                    140
  Dynegy Holdings
     6.875%, 04/01/11                                100                     95
  El Paso
     7.000%, 05/15/11                                275                    271

Schedule of Investments
JUNE 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

High Yield Bond Fund

Description                                Face Amount (000)        Value (000)
--------------------------------------------------------------------------------

  El Paso Natural Gas
     7.625%, 08/01/10                         $      150            $       153
  El Paso Production Holding
     7.750%, 06/01/13                                200                    201
  Forest Oil
     8.000%, 06/15/08                                150                    153
     8.000%, 12/15/11                                100                    102
  Frontier Oil
     6.625%, 10/01/11                                150                    144
  Giant Industries
     8.000%, 05/15/14                                200                    198
  Pacific Energy
     7.125%, 06/15/14                                100                    101
     6.250%, 09/15/15                                250                    242
  Parker Drilling
     9.625%, 10/01/13                                150                    163
  Plains Exploration & Production
     8.750%, 07/01/12                                150                    157
  Pogo Producing
     6.875%, 10/01/17                                300                    278
  Pride International
     7.375%, 07/15/14                                100                    101
  Range Resources
     6.375%, 03/15/15                                 50                     46
  Semco Energy
     7.125%, 05/15/08                                250                    248
  Swift Energy
     7.625%, 07/15/11                                100                    100
  Targa Resources (A)
     8.500%, 11/01/13                                200                    193
  Whiting Petroleum
     7.000%, 02/01/14                                300                    283
  Williams
     8.125%, 03/15/12                                200                    207
     7.625%, 07/15/19                                 50                     51
     6.375%, 10/01/10 (A)                            150                    146
--------------------------------------------------------------------------------
  TOTAL PETROLEUM & FUEL PRODUCTS                                         4,346
================================================================================

  PRINTING & PUBLISHING [3.5%]

  Dex Media (B)
     8.970%, 11/15/13                                200                    168
  Dex Media East
     9.875%, 11/15/09                                100                    106
  Dex Media West, Ser B
     8.500%, 08/15/10                                100                    104
  Emmis Operating
     6.875%, 05/15/12                                150                    147
  Haights Cross Operating
     11.750%, 08/15/11                               200                    205
  JII Holdings
     13.000%, 04/01/07                                70                     60
  Primedia
     8.000%, 05/15/13                                100                     89

Description                                Face Amount (000)        Value (000)
--------------------------------------------------------------------------------

  RH Donnelley
     6.875%, 01/15/13                         $      200            $       184
     6.875%, 01/15/13 (A)                             50                     46
  Sheridan Group
     10.250%, 08/15/11                               150                    152
  Warner Music Group
     7.375%, 04/15/14                                100                     97
--------------------------------------------------------------------------------
  TOTAL PRINTING & PUBLISHING                                             1,358
================================================================================

  REAL ESTATE INVESTMENT TRUST [0.4%]

  Host Marriott, Ser O
     6.375%, 03/15/15                                150                    141
================================================================================

  RETAIL [2.5%]

  Asbury Automotive Group
     9.000%, 06/15/12                                150                    148
  Denny's Holdings
     10.000%, 10/01/12                               150                    149
  Group 1 Automotive
     8.250%, 08/15/13                                100                    101
  Jean Country Group
     8.500%, 08/01/14                                150                    138
  Landry's Restaurants, Ser B
     7.500%, 12/15/14                                100                     92
  NPC International (A)
     9.500%, 05/01/14                                100                     97
  Rite Aid
     8.125%, 05/01/10                                100                    101
  True Temper Sports
     8.375%, 09/15/11                                150                    136
--------------------------------------------------------------------------------
  TOTAL RETAIL                                                              962
================================================================================

  RUBBER & PLASTIC [0.4%]

  Goodyear Tire & Rubber
     9.000%, 07/01/15                                150                    143
================================================================================

  SEMI-CONDUCTORS [0.7%]

  Amkor Technology
     9.250%, 06/01/16                                100                     95
  Flextronics International
     6.250%, 11/15/14                                100                     94
  Sensata Technologies (A)
     8.000%, 05/01/14                                100                     96
--------------------------------------------------------------------------------
  TOTAL SEMI-CONDUCTORS                                                     285
================================================================================

  STEEL & STEEL WORKS [1.4%]

  AK Steel
     7.875%, 02/15/09                                115                    114
     7.750%, 06/15/12                                200                    196

Schedule of Investments
JUNE 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

High Yield Bond Fund

Description                                Face Amount (000)        Value (000)
--------------------------------------------------------------------------------

  Gerdau Ameristeel
     10.375%, 07/15/11                        $      100            $       107
  International Steel Group
     6.500%, 04/15/14                                150                    142
--------------------------------------------------------------------------------
  TOTAL STEEL & STEEL WORKS                                                 559
================================================================================

  TELEPHONES & TELECOMMUNICATIONS [8.4%]

  American Cellular, Ser B
     10.000%, 08/01/11                               150                    158
  American Tower
     7.125%, 10/15/12                                150                    150
  Centennial Communications
     10.125%, 06/15/13                               100                    105
     8.125%, 02/01/14                                 50                     48
  Cincinnati Bell
     8.375%, 01/15/14                                185                    182
  Dobson Cellular Systems
     9.875%, 11/01/12                                230                    243
  Dobson Communications
     9.318%, 10/15/12                                250                    252
  Insight Midwest
     9.750%, 10/01/09                                200                    204
  IPCS
     11.500%, 05/01/12                               150                    167
  Nextel Partners
     8.125%, 07/01/11                                150                    157
  Nordic Telephone (A)
     8.875%, 05/01/16                                 50                     51
  PanAmSat
     9.000%, 08/15/14                                 96                     97
  Qwest
     7.625%, 06/15/15                                564                    557
     5.625%, 11/15/08                                100                     98
  Rogers Wireless
     9.625%, 05/01/11                                100                    109
     7.250%, 12/15/12                                 50                     50
  Rural Cellular
     9.750%, 01/15/10                                200                    199
  Telenet Group Holding (B)
     11.500%, 06/15/14                                22                     19
  Time Warner Telecom Holdings
     9.250%, 02/15/14                                100                    103
  Triton PCS
     8.500%, 06/01/13                                150                    138
  UbiquiTel Operating
     9.875%, 03/01/11                                150                    163
--------------------------------------------------------------------------------
  TOTAL TELEPHONES & TELECOMMUNICATIONS                                   3,250
================================================================================

  TRANSPORTATION SERVICES [1.0%]

  American Commercial Lines
     9.500%, 02/15/15                                 97                    106
  NCL
     10.625%, 07/15/14                               100                     99

                                              Face Amount
Description                                  (000)/Shares           Value (000)
--------------------------------------------------------------------------------

  Ship Finance
     8.500%, 12/15/13                         $      200            $       190
--------------------------------------------------------------------------------
  TOTAL TRANSPORTATION SERVICES                                             395
================================================================================

  WASTE DISPOSAL [0.2%]

  Allied Waste (A)
     7.125%, 05/15/16                                100                     94
================================================================================

  WHOLESALE [0.2%]

  Collins & Aikman Floor Cover,
     Ser B
     9.750%, 02/15/10                                100                     98
================================================================================

     TOTAL CORPORATE BONDS
       (Cost $38,375)                                                    37,827
     ===========================================================================

COMMON STOCK [0.2%]

  COMMERCIAL SERVICES [0.0%]

  Magellan Health Services *                          69                      3
================================================================================

  RETAIL [0.2%]

  Crunch Equity Holding*                              56                     56
================================================================================

     TOTAL COMMON STOCK
       (Cost $61)                                                            59
     ===========================================================================

CASH EQUIVALENTS [1.0%]

  Evergreen Select Money Market,
     Institutional Class 4.52% **                198,809                    199
  Fidelity Institutional Domestic
     Money Market Portfolio,
     Cl I 5.12% **                               198,809                    199
--------------------------------------------------------------------------------
     TOTAL CASH EQUIVALENTS
       (Cost $398)                                                          398
     ===========================================================================

WARRANTS [0.0%]

  Dayton Superior, Expires
     06/15/09* (A)                                   100                     --
  Diva Systems, Expires
     03/01/08* (A)                                   600                     --
  Pliant, Expires 06/01/10* (A)                      100                     --
--------------------------------------------------------------------------------
     TOTAL WARRANTS
       (Cost $0)                                                             --
     ===========================================================================

Schedule of Investments
JUNE 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

High Yield Bond Fund

Description                                                         Value (000)
--------------------------------------------------------------------------------

     TOTAL INVESTMENTS [98.6%]
       (Cost $38,834) +                                             $    38,284
     ===========================================================================

PERCENTAGES ARE BASED ON NET ASSETS OF $38,847 (000)'S.

* NON-INCOME PRODUCING SECURITY

** RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JUNE 30, 2006.

+ AT JUNE 30, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $38,834
(000)'S, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $722 (000)'S AND $1,272 (000)'S, RESPECTIVELY.

(A) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. ON JUNE 30, 2006, THE VALUE OF THESE SECURITIES AMOUNTED TO $5,839 (000)'S, REPRESENTING 15.0% OF THE NET ASSETS OF THE FUND.

(B) STEP BOND -- THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON JUNE 30, 2006. THE COUPON ON A STEP BOND CHANGES ON A SPECIFIC DATE.

(C) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON JUNE 30, 2006.

(D) IN DEFAULT ON INTEREST PAYMENTS

CL -- CLASS
SER -- SERIES

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

Schedule of Investments
JUNE 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

Prime Money Market Fund

Description                                 Face Amount (000)       Value (000)
--------------------------------------------------------------------------------

COMMERCIAL PAPER (A) [45.3%]

  ASSET BACKED SECURITIES [17.3%]

  Amsterdam Funding (C)
     5.260%, 07/10/06                         $   25,000            $   24,967
  Barton Capital (C)
     5.260%, 07/07/06                             25,000                24,978
  Kitty Hawk Funding (C)
     5.110%, 07/12/06                             25,000                24,961
  Laguna (C)
     5.330%, 08/08/06                             25,000                24,859
  Premier Asset (C)
     5.280%, 07/25/06                             25,000                24,912
  Ranger Fund (C)
     5.070%, 07/13/06                             25,000                24,958
  Windmill Funding (C)
     5.120%, 07/10/06                             25,000                24,968
  Yorktown Capital (C)
     5.070%, 07/07/06                             25,000                24,979
--------------------------------------------------------------------------------
  TOTAL ASSET BACKED SECURITIES                                        199,582
================================================================================

  BANKS [12.9%]

  American Express
     5.220%, 07/14/06                             25,000                24,953
  Deutsche Bank
     5.080%, 07/07/06                             25,000                24,979
  ING Funding
     5.260%, 07/28/06                             25,000                24,901
  Landesbank Baden
     5.240%, 07/03/06                             25,000                24,993
  Societe Generale
     5.070%, 07/10/06                             25,000                24,968
  UBS Finance
     5.090%, 07/10/06                             25,000                24,968
--------------------------------------------------------------------------------
  TOTAL BANKS                                                          149,762
================================================================================

  FINANCE AUTO LOANS [4.3%]

  American Honda Finance (C)
     5.068%, 01/26/07                             25,000                25,000
  Toyota Motor Credit
     5.080%, 07/10/06                             25,000                24,968
--------------------------------------------------------------------------------
  TOTAL FINANCE AUTO LOANS                                              49,968
================================================================================

  FINANCIAL SERVICES [8.6%]

  Bear Stearns
     5.110%, 07/06/06                             25,000                24,982
  Citigroup Funding
     5.240%, 07/31/06                             25,000                24,891
  General Electric Capital
     5.210%, 07/07/06                             25,000                24,978

Description                                 Face Amount (000)       Value (000)
--------------------------------------------------------------------------------

  Merrill Lynch
     5.170%, 07/10/06                         $   25,000            $   24,968
--------------------------------------------------------------------------------
  TOTAL FINANCIAL SERVICES                                              99,819
================================================================================

  INSURANCE [2.2%]

  Prudential Funding
--------------------------------------------------------------------------------
     5.220%, 07/10/06                             25,000                24,968
================================================================================

     TOTAL COMMERCIAL PAPER
        (Cost $524,099)                                                524,099
     ===========================================================================

U.S. GOVERNMENT AGENCY OBLIGATIONS [8.2%]

  FHLB
     4.450%, 07/11/06 (B)                          5,000                 5,000
     4.500%, 08/09/06 (B)                          5,000                 5,000
     4.000%, 08/11/06 (B)                          5,000                 5,000
     4.400%, 09/13/06 (B)                          5,000                 5,000
     5.000%, 09/29/06                              5,000                 5,000
     4.050%, 09/29/06                              5,000                 5,000
     4.550%, 12/29/06                              5,000                 5,000
     4.600%, 01/08/07                              5,000                 5,000
     4.580%, 02/07/07                              5,000                 5,000
     5.490%, 02/22/07                              5,000                 5,000
     5.200%, 02/22/07                              5,000                 5,000
     5.080%, 02/22/07                             10,000                 9,965
     4.870%, 03/12/07                              5,000                 5,000
     4.250%, 04/16/07                              5,000                 4,967
  FHLMC
     5.500%, 07/15/06                              5,000                 5,000
  FNMA
     4.000%, 02/28/07                             10,000                 9,914
     5.500%, 07/10/07                              5,000                 5,000
--------------------------------------------------------------------------------
     TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
        (Cost $94,846)                                                  94,846
     ===========================================================================

CORPORATE BOND [2.2%]

  BANKS [2.2%]

  Bank of America (A)
     5.060%, 11/07/06                             25,000                25,000
  ==============================================================================

     TOTAL CORPORATE BOND
        (Cost $25,000)                                                  25,000
     ===========================================================================

Schedule of Investments
JUNE 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

Prime Money Market Fund

                                             Face Amount
Description                                 (000)/Shares            Value (000)
--------------------------------------------------------------------------------

CERTIFICATE OF DEPOSIT [2.2%]

  First Tennessee Bank
     5.270%, 07/24/06                         $   25,000            $   25,000
--------------------------------------------------------------------------------
     TOTAL CERTIFICATE OF DEPOSIT
        (Cost $25,000)                                                  25,000
     ===========================================================================

CASH EQUIVALENT [0.0%]
  Fidelity Institutional Domestic
     Money Market Portfolio,
     Cl I 5.12%*                                 227,728                   228
--------------------------------------------------------------------------------
     TOTAL CASH EQUIVALENT
        (Cost $228)                                                        228
     ===========================================================================

REPURCHASE AGREEMENTS (D) [42.3%]

  Banc of America
     5.250%, date 06/30/06,
     repurchased on 07/03/06,
     repurchase price
     $125,054,687 (collateralized
     by a U.S. Government
     obligation; par value
     $155,123,068, 5.000%,
     06/01/35; with total market
     value $127,500,001)                         125,000               125,000
  Barclay Bank
     5.250%, dated 06/30/06,
     repurchased on 07/03/06,
     repurchase price,
     $115,350,444 (collateralized
     by U.S. Government
     obligations, ranging in par
     value $6,723,960-
     $116,363,814, 5.000%-
     6.500%, 2/01/21-6/01/36;
     with total market value
     $117,606,001)                               115,300               115,300
  Bear Stearns
     5.300%, dated 06/30/06,
     repurchased on 07/03/06,
     repurchase price
     $125,055,208 (collateralized
     by U.S. Government
     obligations, ranging in par
     value $1,732,888-
     $17,262,045, 4.500%-
     6.500%, 4/01/18-6/01/36;
     with total market value
     $127,502,710)                               125,000               125,000

Description                                 Face Amount (000)        Value (000)
--------------------------------------------------------------------------------

  Nomura
     5.350%, dated 06/30/06,
     repurchased on 07/03/06,
     repurchase price
     $125,055,729 (collateralized
     by a U.S. Government
     obligation, par value
     $139,305,294, 5.000%,
     12/01/35; with total market
     value $127,500,000)                    $    125,000            $  125,000
--------------------------------------------------------------------------------
     TOTAL REPURCHASE AGREEMENTS
        (Cost $490,300)                                                490,300
     ===========================================================================

     TOTAL INVESTMENTS [100.2%]
        (Cost $1,159,473) +                                         $1,159,473
     ===========================================================================

PERCENTAGES ARE BASED ON NET ASSETS OF $1,156,868 (000)'S.

* RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JUNE 30, 2006.

+ FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK COST.

(A) THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

(B) STEP BOND -- THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON JUNE 30, 2006. THE COUPON ON A STEP BOND CHANGES ON A SPECIFIC DATE.

(C) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. ON JUNE 30, 2006, THE VALUE OF THESE SECURITIES AMOUNTED TO $224,582 (000)'S, REPRESENTING 19.4% OF THE NET ASSETS OF THE FUND.

(D) TRI-PARTY REPURCHASE AGREEMENT

CL -- CLASS
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

FOR INFORMATION ON THE FUND'S POLICY ON VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

Schedule of Investments
JUNE 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

Government Money Market Fund

Description                                Face Amount (000)        Value (000)
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS [57.0%]

  FFCB
     5.030%, 07/03/06 (A)                  $     115,000            $  114,968
     5.150%, 07/21/06 (A)                        101,200               100,910
  FHLB
     5.080%, 07/05/06 (A)                        241,800               241,664
     5.180%, 07/06/06 (A)                        100,000                99,930
     5.060%, 07/07/06                            100,000                99,916
     4.450%, 07/11/06 (B)                         25,000                25,000
     5.120%, 07/12/06 (A)                        100,000                99,844
     4.500%, 08/09/06 (B)                         27,395                27,395
     4.000%, 08/11/06 (B)                         25,000                25,000
     4.550%, 08/25/06 (B)                         25,000                25,000
     4.400%, 09/13/06 (B)                         25,000                25,000
     5.000%, 09/29/06                             25,000                25,000
     4.050%, 09/29/06                             25,000                25,000
     5.000%, 10/13/06                             25,000                25,000
     4.550%, 12/29/06                             25,000                25,000
     4.600%, 01/08/07                             25,000                25,000
     4.580%, 02/07/07                             25,000                25,000
     5.490%, 02/22/07                             25,000                25,000
     5.200%, 02/22/07                             25,000                25,000
     5.080%, 02/22/07                             25,000                24,914
     4.870%, 03/12/07                             25,000                25,000
     4.250%, 04/16/07                             20,000                19,867
  FHLMC
     5.500%, 07/15/06                             25,000                25,001
  FNMA
     5.000%, 07/05/06 (A)                         75,000                74,958
     4.000%, 07/26/06 (B)                         10,000                10,000
     4.000%, 02/28/07                             25,000                24,784
     5.500%, 07/10/07                             25,000                25,000
--------------------------------------------------------------------------------
     TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
       (Cost $1,314,151)                                             1,314,151
     ===========================================================================

REPURCHASE AGREEMENTS (C) [43.0%]

  Bank of America
     5.250%, dated 6/30/06,
     repurchased on 7/03/06,
     repurchase price
     $175,076,562 (collateralized
     by a U.S. Government
     obligation, par value
     $217,172,294, 5.000%,
     6/01/35; with total market
     value $178,500,000)                         175,000               175,000

Description                                Face Amount (000)        Value (000)
--------------------------------------------------------------------------------
  Barclays Bank
     5.250%, dated 6/30/06,
     repurchased on 7/03/06,
     repurchase price
     $216,794,806 (collateralized
     by U.S. Government
     obligations, ranging in par
     value $13,259,133-
     $33,465,548, 4.500%-
     6.500%, 2/01/19-5/01/36;
     with total market value
     $221,034,001)                         $     216,700            $  216,700
  Bear Stearns & Co., Inc.
     5.300%, dated 6/30/06,
     repurchased on 7/03/06,
     repurchase price
     $200,088,333 (collateralized
     by U.S. Government
     obligations, ranging in par
     value $4,202,484-
     $16,943,079, 4.500%-
     7.000%, 6/01/09-6/01/36,
     with total market value
     $204,003,479)                               200,000               200,000
  Deutsche Bank
     5.250%, dated 6/30/06,
     repurchased on 7/03/06,
     repurchase price
     $100,043,750 (collateralized
     by U.S. Government
     obligations, ranging in par
     value $2,880,019-
     $37,144,000, 5.000%-
     6.000%, 3/25/32-8/25/32;
     with total market value
     $102,000,001)                               100,000               100,000
  Nomura
     5.350%, dated 6/30/06,
     repurchased on 7/03/06,
     repurchase price
     $200,089,167 (collateralized
     by a U.S. Government
     obligation, par value
     $222,888,471, 5.000%,
     12/01/35; with total market
     value $204,000,001)                         200,000               200,000

Schedule of Investments
JUNE 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

Government Money Market Fund

Description                                Face Amount (000)        Value (000)
--------------------------------------------------------------------------------
  UBS Warburg
     5.240%, dated 6/30/06,
     repurchased on 7/03/06,
     repurchase price
     $100,043,667 (collateralized
     by U.S. Government
     obligations, ranging in par
     value $15,765,000-
     $33,000,000, 4.500%-
     8.000%, 8/01/18-4/01/36;
     with total market value
     $102,002,465)                         $     100,000            $  100,000
--------------------------------------------------------------------------------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $991,700)                                                 991,700
     ===========================================================================

     TOTAL INVESTMENTS [100.0%]
       (Cost $2,305,851) +                                          $2,305,851
     ===========================================================================

PERCENTAGES ARE BASED ON NET ASSETS OF $2,305,760 (000)'S.

+ FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK COST.
(A) THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

(B) STEP BOND -- THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON JUNE 30, 2006. THE COUPON ON A STEP BOND CHANGES ON A SPECIFIC DATE.

(C) TRI-PARTY REPURCHASE AGREEMENT

FFCB -- FEDERAL FARM CREDIT BANK
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

Schedule of Investments
JUNE 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

California Tax Exempt Money Market Fund

Description                                Face Amount (000)        Value (000)
--------------------------------------------------------------------------------

MUNICIPAL BONDS [105.5%]

  CALIFORNIA [105.5%]

  ABAG, Finance Authority for
     Non-Profit Corporations,
     Hamlin School Project,
     Ser A, GO (A) (B) (C)
     3.940%, 08/01/32                         $    1,500            $    1,500
  ABAG, Finance Authority for
     Non-Profit Corporations,
     Public Policy Institute,
     Ser A, RB (A) (B) (C)
     3.940%, 11/01/31                              2,955                 2,955
  ABAG, Finance Authority for
     Non-Profit Corporations,
     School of the Sacred Heart,
     Ser B, RB (A) (B) (C)
     4.100%, 06/01/30                              8,100                 8,100
  ABAG, Finance Authority for
     Non-Profit Corporations,
     Ser C, COP (A) (B) (C)
     4.000%, 10/01/27                              9,710                 9,710
  ABAG, Finance Authority for
     Non-Profit Corporations,
     Ser D, COP (A) (B) (C)
     4.000%, 10/01/27                              2,500                 2,500
  ABAG, Financial Authority for
     Non-Profit Corporations,
     Jewish Community Center
     Project, RB (A) (B) (C)
     3.950%, 11/15/31                              8,570                 8,570
  Anaheim, Multi-Family Housing
     Authority, Heritage Village
     Apartments Project, Ser A,
     RB (A) (B) (D)
     3.910%, 07/15/33                              4,685                 4,685
  Antelope Valley, Healthcare
     Project, Ser A,
     RB (A) (B) (C)
     3.950%, 09/01/17                             13,900                13,900
  Berkeley, Unified School
     District, TRAN
     4.500%, 11/01/06                              6,000                 6,031
  Berkeley, YMCA Project,
     RB (A) (B) (C)
     3.930%, 06/01/23                              1,850                 1,850
  California State, Bay Area Toll
     Authority, San Francisco
     Bay Area Project, Ser A, RB,
     AMBAC (A) (B)
     3.870%, 04/01/39                             12,800                12,800
  California State, Community
     College Financing Authority,
     Ser A, TRAN, FSA
     4.500%, 06/29/07                              4,500                 4,538

Description                                Face Amount (000)        Value (000)
--------------------------------------------------------------------------------

  California State, Daily
     Kindergarten University,
     Ser A-2, GO (A) (B) (C)
     3.880%, 05/01/34                         $    1,500            $    1,500
  California State, Daily
     Kindergarten University,
     Ser A-3, GO (A) (B) (C)
     3.970%, 05/01/34                              4,500                 4,500
  California State, Daily
     Kindergarten University,
     Ser A-5, GO (A) (B) (C)
     3.880%, 05/01/34                              8,000                 8,000
  California State, Department of
     Water Resource & Power,
     Ser A, RB, MBIA (A) (B)
     5.250%, 05/01/07                              2,590                 2,625
  California State, Department of
     Water Resource & Power,
     Ser B-2, RB (A) (B) (C)
     4.000%, 05/01/22                              9,870                 9,870
  California State, Department of
     Water Resource & Power,
     Ser B-5, RB
     3.900%, 05/01/22                              6,000                 6,000
  California State, Department of
     Water Resource & Power,
     Ser B-6, RB (A) (B) (C)
     3.910%, 05/01/22                              1,200                 1,200
  California State, Department of
     Water Resource & Power,
     Ser C-15, RB (A) (B) (C)
     3.950%, 05/01/22                              5,000                 5,000
  California State, Department of
     Water Resource & Power,
     Sub-Ser F-3, RB (A) (B) (C)
     3.930%, 05/01/21                              4,615                 4,615
  California State, Department of
     Water Resource & Power,
     Sub-Ser F-5, RB (A) (B) (C)
     4.000%, 05/01/22                              3,340                 3,340
  California State, Department of
     Water Resource & Power,
     Sub-Ser G-3, RB,
     FSA (A) (B)
     3.970%, 05/01/16                              1,050                 1,050
  California State, Department of
     Water Resource & Power,
     Sub-Ser G-4, RB,
     FSA (A) (B)
     3.920%, 05/01/16                             10,000                10,000
  California State, Economic
     Development Financing
     Authority, KQED Project,
     RB (A) (B) (C)
     3.940%, 04/01/20                              1,300                 1,300

Schedule of Investments
JUNE 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

California Tax Exempt Money Market Fund

Description                                Face Amount (000)        Value (000)
--------------------------------------------------------------------------------

  California State, Economic
     Recovery Authority, Ser C-1,
     RB (A) (B)
     4.000%, 07/01/23                         $    3,250            $    3,250
  California State, Economic
     Recovery Authority,
     Ser C-10, RB (A) (B) (C)
     3.920%, 07/01/23                              7,810                 7,810
  California State, Economic
     Recovery Authority,
     Ser C-12, RB (A) (B)
     3.880%, 07/01/23                              1,100                 1,100
  California State, Economic
     Recovery Authority,
     Ser C-13, RB, XLCA (A) (B)
     3.950%, 07/01/23                              5,000                 5,000
  California State, Economic
     Recovery Authority, Ser C-4,
     RB (A) (B)
     3.930%, 07/01/23                              5,575                 5,575
  California State, Economic
     Recovery Authority, Ser C-7,
     RB (A) (B) (C)
     3.880%, 07/01/23                              5,350                 5,350
  California State, Economic
     Recovery Authority, Ser C-8,
     RB (A) (B) (C)
     3.910%, 07/01/23                              3,000                 3,000
  California State, Educational
     Facilities Authority,
     Chapman University Project,
     RB (A) (B) (C)
     4.090%, 12/01/30                              1,000                 1,000
  California State, Educational
     Facilities Authority,
     University San Francisco,
     RB (A) (B) (C)
     3.890%, 05/01/30                              5,200                 5,200
  California State, Health Facilities
     Finance Authority,
     Adventist Health Systems
     Project, Ser B,
     RB (A) (B) (C)
     3.960%, 09/01/25                              4,400                 4,400
  California State, Health Facilities
     Finance Authority,
     Adventist Hospital Project,
     Ser A, RB, MBIA (A) (B)
     3.930%, 09/01/28                             15,000                15,000
  California State, Infrastructure &
     Economic Authority, Asian
     Art Museum Foundation
     Project, RB, MBIA (A) (B)
     3.930%, 06/01/34                             14,000                14,000

Description                                Face Amount (000)        Value (000)
--------------------------------------------------------------------------------

  California State, Infrastructure &
     Economic Authority,
     Colburn School Project,
     Ser B, RB (A) (B) (C)
     3.950%, 08/01/37                         $    3,655            $    3,655
  California State, Infrastructure &
     Economic Authority, J Paul
     Getty Trust Project, Ser D,
     RB (A)
     3.250%, 04/01/33                             10,000                10,000
  California State, Kindergarten-
     University Project, Ser B-3,
     GO
     3.910%, 05/01/34                              8,000                 8,000
  California State, Ser A-1,
     GO (A) (B) (C)
     3.970%, 05/01/33                              2,100                 2,100
  California State, Ser A-3, GO
     3.900%, 05/01/33                             10,000                10,000
  California State, Ser B,
     Sub-Ser B-1, GO (A) (B) (C)
     3.890%, 05/01/40                             15,000                15,000
  California State, Ser B-1,
     GO (A) (B) (C)
     3.900%, 05/01/33                              7,000                 7,000
  California State, Weekly
     Kindergarten University,
     Ser B-5, GO (A) (B) (C)
     3.890%, 05/01/34                             11,525                11,525
  California Statewide,
     Communities Development
     Authority, Childrens
     Hospital Project, Ser A, RB,
     AMBAC (A) (B)
     3.870%, 08/15/32                              1,300                 1,300
  California Statewide,
     Communities Development
     Authority, Childrens
     Hospital Project, Ser B, RB,
     AMBAC (A) (B)
     3.870%, 08/15/32                              1,800                 1,800
  California Statewide,
     Communities Development
     Authority, North Peninsula
     Jewish Project,
     RB (A) (B) (C)
     3.930%, 07/01/34                              6,300                 6,300
  California Statewide,
     Communities Development
     Authority, Monterey County
     Project, Ser A-3, TRAN
     4.500%, 06/29/07                              5,000                 5,044
  Corona, Multi-Family Housing
     Authority, Country Hills
     Project, Ser A,
     RB (A) (B) (D)
     3.900%, 02/01/25                              6,475                 6,475

Schedule of Investments
JUNE 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

California Tax Exempt Money Market Fund

Description                                Face Amount (000)        Value (000)
--------------------------------------------------------------------------------

  East Bay, Municipal Utilities
     District Authority, Ser A,
     RB, FSA (A) (B)
     3.870%, 06/01/25                         $    5,220            $    5,220
  East Bay, Municipal Utilities
     District Authority, Sub-Ser
     1, RB, XLCA (A) (B)
     3.880%, 06/01/38                              6,700                 6,700
  East Bay, Municipal Utilities
     District Authority, Sub-Ser
     B-1, RB, XLCA (A) (B)
     3.880%, 06/01/38                             14,965                14,965
  East Bay, Municipal Utilities
     District Authority, Sub-Ser
     B-3, RB, XLCA (A) (B)
     3.920%, 06/01/38                              4,985                 4,985
  Eastern California, Municipal
     Water District, COP, Ser B,
     TA, FGIC (A) (B)
     3.920%, 07/01/20                              5,300                 5,300
  Fremont, Family Center Finance
     Project, COP (A) (B) (C)
     3.920%, 08/01/28                              4,400                 4,400
  Fremont, Office Building
     Improvement & Fire
     Equipment Project, COP
     (A) (B) (C)
     3.920%, 08/01/30                              3,395                 3,395
  Fresno, Multi-Family Housing
     Authority, Stonepine
     Apartment Project, Ser A,
     RB (A) (B) (D)
     3.900%, 02/15/31                              2,095                 2,095
  Fresno, Palm Lakes Apartment
     Project, RB (A) (B) (C)
     3.920%, 05/01/15                              3,615                 3,615
  Glendale, Police Building
     Project, COP (A) (B)
     3.950%, 06/01/30                             19,600                19,600
  Grant, Joint Union High School
     District, School Facility
     Bridge Funding Project,
     COP, FSA (A) (B)
     3.920%, 09/01/34                              1,000                 1,000
  Huntington Beach, Union High
     School District, School
     Facility Bridge Funding
     Project, COP, FSA (A) (B)
     3.920%, 09/01/28                              1,890                 1,890
  Irvine Ranch, Water District,
     GO (A) (B) (C)
     3.900%, 01/01/21                              9,000                 9,000
  Irvine, Improvement Board, Act
     1915 Project, District #03-
     19, Ser A, SAB (A) (B) (C)
     3.910%, 09/02/29                              3,986                 3,986

Description                                Face Amount (000)        Value (000)
--------------------------------------------------------------------------------

  Irvine, Improvement Board, Act
     1915 Project, District #05-
     21, Ser A, RB (A) (B) (C)
     3.990%, 09/02/31                         $   12,000            $   12,000
  Irvine, Improvement Board, Act
     1915 Project, District #87-8,
     SAB (A) (B) (C)
     3.930%, 09/02/24                              1,800                1,800
  Irvine, Improvement Board, Act
     1915 Project, District #93-
     14, SAB (A) (B) (C)
     3.900%, 09/02/25                             14,347               14,347
  Kern County, TRAN
     4.500%, 06/29/07                              5,000                5,048
  Kings County, Multi-Family
     Housing Authority,
     Edgewater Isle Apartments
     Project, Ser A,
     RB (A) (B) (D)
     3.900%, 02/15/31                             13,410               13,410
  Lemon Grove, Multi-Family
     Housing, Hillside Terrace
     Project, RB (A) (B) (D)
     3.900%, 02/15/31                              4,955                4,955
  Lodi, Electric System Authority,
     Ser A, COP, MBIA (A) (B)
     3.870%, 07/01/32                              9,360                9,360
  Los Angeles County, Multi-
     Family Housing Authority,
     Malibu Canyon Apartments
     Project, Ser B,
     RB (A) (B) (C)
     3.930%, 06/01/10                              8,000                8,000
  Los Angeles County, Sanitation
     Districts Financing
     Authority, Capital Project,
     Ser A, RB, FSA
     5.000%, 10/01/06                              1,210                1,216
  Los Angeles County, Ser A,
     TRAN
     4.500%, 06/29/07                             13,000               13,124
  Los Angeles, Department of
     Water & Power, Sub-Ser B-
     1, RB (A) (B)
     3.950%, 07/01/35                             11,000               11,000
  Los Angeles, Department of
     Water & Power, Sub-Ser B-
     3, RB (A) (B)
     3.920%, 07/01/35                              3,300                3,300
  Los Angeles, Metropolitan
     Transit Commission, Ser A,
     RB, FGIC (A) (B)
     3.870%, 07/01/12                              7,200                7,200

Schedule of Investments
JUNE 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

California Tax Exempt Money Market Fund

Description                                Face Amount (000)        Value (000)
--------------------------------------------------------------------------------

  Los Angeles, Metropolitan
     Transportation Authority,
     Proposition C, Ser A, RB,
     MBIA (A) (B)
     3.920%, 07/01/20                         $   11,085            $   11,085
  Los Angeles, Samuel A Fryer
     Vavney, Ser A,
     COP (A) (B) (C)
     3.940%, 08/01/21                              7,000                 7,000
  Los Angeles, Unified School
     District, Administration
     Building Project, Ser A,
     COP, AMBAC (A) (B)
     3.920%, 10/01/24                              8,365                 8,365
  Los Angeles, Wastewater
     Systems, Sub-Ser B-1, RB,
     XLCA (A) (B)
     3.930%, 06/01/28                              4,480                 4,480
  Los Angeles, Water & Power
     Resource Authority, Power
     System Project, Sub-Ser A-7,
     RB (A) (B)
     3.890%, 07/01/35                             15,000                15,000
  Los Angeles, Water & Power
     Resource Authority, Sub-Ser
     B-2, RB (A) (B)
     3.900%, 07/01/34                              2,000                 2,000
  Los Angeles, Water & Power
     Resource Authority, Sub-Ser
     B-6, RB (A) (B)
     3.920%, 07/01/34                              9,275                 9,275
  Los Angeles, Water & Power
     Resource Authority, Sub-Ser
     B-3, RB (A) (B)
     3.940%, 07/01/34                             13,250                13,250
  Moorpark, Unified School
     District, Ser A, COP,
     FSA (A) (B)
     3.920%, 11/01/28                              1,000                 1,000
  Newport Beach, Hoag Memorial
     Hospital, Ser A, RB (A) (B)
     3.990%, 10/01/26                              5,700                 5,700
  Newport Beach, Hoag Memorial
     Hospital, Ser B, RB (A) (B)
     3.990%, 10/01/26                              1,045                 1,045
  Newport Beach, Hoag Memorial
     Hospital, Ser C, RB (A) (B)
     3.990%, 10/01/26                              7,870                 7,870
  Oakland, Capital Equipment
     Project, COP (A) (B) (C)
     3.950%, 12/01/15                              3,890                 3,890
  Oakland, TRAN
     4.000%, 07/17/06                              6,000                 6,003
  Oakland-Alameda County,
     Coliseum Project, Ser C-1,
     RB (A) (B) (C)
     3.950%, 02/01/25                             15,000                15,000

Description                                Face Amount (000)        Value (000)
--------------------------------------------------------------------------------

  Oceanside, 1993 Water Systems
     Refunding Project, COP,
     MBIA
     4.000%, 08/01/06                         $      710            $      710
  Orange County, Apartment
     Development Authority,
     Bear Brand Apartments
     Project, RB (A) (B) (D)
     3.870%, 11/01/07                              1,900                 1,900
  Orange County, Apartment
     Development Authority,
     Hidden Hills Project, Ser C,
     RB (A) (B)
     3.930%, 11/01/09                              3,200                 3,200
  Orange County, Apartment
     Development Authority,
     Larkspur Canyon
     Apartments, Ser A,
     RB (A) (B) (D)
     3.910%, 06/15/37                              1,200                 1,200
  Orange County, Apartment
     Development Authority,
     Riverbend Apartments
     Project, Ser B,
     RB (A) (B) (D)
     3.910%, 12/01/29                              5,000                 5,000
  Orange County, Apartment
     Development Authority,
     Seaside Meadow Project,
     Ser C, RB (A) (B) (D)
     3.870%, 08/01/08                              8,000                 8,000
  Orange County, Sanitation
     District Authority, Ser A,
     COP (A) (B)
     3.920%, 08/01/29                              5,200                 5,200
  Orange County, Water District
     Authority, Ser A,
     COP (A) (B)
     3.870%, 08/01/42                              2,800                 2,800
  Pasadena, Public Financing
     Authority, Rose Bowl
     Refinancing & Improvement
     Project, RB (A) (B) (C)
     3.850%, 12/01/23                              5,000                 5,000
  Riverside County, Ser C, COP
     (A) (B) (C)
     3.920%, 12/01/15                             15,700                15,700
  Riverside, Unified School
     District, Ser C, School
     Facility Bridge Funding
     Project, COP, FSA (A) (B)
     3.920%, 09/01/27                              1,610                 1,610
  Riverside-San Bernardino, Sub-
     Pass Thru Obligations,
     Ser B, RB
     3.950%, 07/01/06                              1,350                 1,350

Schedule of Investments
JUNE 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

California Tax Exempt Money Market Fund

Description                                Face Amount (000)        Value (000)
--------------------------------------------------------------------------------

  Sacramento County, Housing
     Authority, Bent Tree
     Apartments Project, Ser A,
     RB (A) (B) (D)
     3.900%, 02/15/31                         $    2,500            $    2,500
  Sacramento County, Ser A,
     TRAN
     4.000%, 07/10/06                             15,000                15,005
  Sacramento County, TRAN
     4.500%, 07/17/07                              7,000                 7,062
  San Bernardino County,
     Housing Authority, Alta
     Loma Heritage Project,
     Ser A, RB (A) (B) (C)
     3.940%, 02/01/23                              1,354                 1,354
  San Diego, County & School
     District, Ser A, TRAN
     4.000%, 07/14/06                              7,860                 7,864
  San Diego, Museum of Art
     Project, COP (A) (B) (C)
     4.100%, 09/01/30                              1,400                 1,400
  San Diego, Unified School
     District, Ser A, TRAN
     4.000%, 07/24/06                              3,000                 3,002
     4.500%, 07/24/07                              4,000                 4,033
  San Francisco (City & County),
     Housing Authority, Bayside
     Village Project D, Ser A, RB
     (A) (B) (C)
     3.920%, 12/01/16                              6,000                 6,000
  San Francisco City & County,
     Moscone Center Expansion
     Project, Ser 2, RB,
     AMBAC (A) (B)
     3.900%, 04/01/30                              1,150                 1,150
  San Francisco, Bay Area Toll
     Authority, Ser A, RB,
     AMBAC (A) (B)
     3.870%, 04/01/36                             15,850                15,850
  San Francisco, Bay Area Toll
     Authority, Ser C, RB,
     AMBAC (A) (B)
     3.880%, 04/01/25                              5,650                 5,650
  San Francisco, Building
     Authority, Civic Center
     Complex Project, Ser A, RB,
     AMBAC
     Pre-Refunded @ 102 (E)
     5.250%, 12/01/06                              1,000                 1,029
  San Jose, Redevelopment
     Agency, Merged Area
     Redevelopment Project,
     Ser A, RB (A) (B) (C)
     3.870%, 07/01/26                              3,200                 3,200
  Santa Barbara County, Schools
     Financing Authority, TRAN
     4.500%, 06/29/07                              2,000                 2,015

Description                                Face Amount (000)        Value (000)
--------------------------------------------------------------------------------

  Santa Clara County, Financing
     Authority, VMC Facility
     Replacement Project, Ser B,
     RB (A) (B)
     3.880%, 11/15/25                         $   12,375            $   12,375
  Santa Clara Valley,
     Transportation Authority,
     Ser A, RB, AMBAC (A) (B)
     3.900%, 06/01/26                              5,900                 5,900
  Santa Cruz County, TRAN
     4.500%, 06/29/07                              5,000                 5,040
  Southern California, Metro
     Water District Authority,
     Waterworks Authorization,
     Ser B-4 (A) (B)
     3.870%, 07/01/35                              9,350                 9,350
  Southern California,
     Metropolitan Water District
     Authority, RB (A) (B)
     3.910%, 07/01/35                             10,110                10,110
  Southern California,
     Metropolitan Water District
     Authority, Ser B, RB (A) (B)
     3.900%, 07/01/27                              2,100                 2,100
  Southern California,
     Metropolitan Water District
     Authority, Ser B-3,
     RB (A) (B)
     3.900%, 07/01/35                              5,000                 5,000
  Southern California,
     Metropolitan Water District
     Authority, Ser C-2,
     RB (A) (B)
     3.870%, 07/01/36                              4,650                 4,650
  Southern California,
     Metropolitan Water District
     Authority, Water Works
     Authorization, Ser B,
     RB (A) (B)
     3.900%, 07/01/28                              4,000                 4,000
  Southern California,
     Metropolitan Water District,
     Ser A, RB (A) (B)
     3.900%, 07/01/25                              3,800                 3,800
  Southern California,
     Metropolitan Water District,
     Ser C-1, RB (A) (B)
     3.910%, 07/01/30                              5,000                 5,000
  Southern California,
     Metropolitan Water District,
     Ser C-3, RB (A) (B)
     3.870%, 07/01/30                              6,200                 6,200
  Southern California, Public
     Power Authority, Southern
     Transmission Project, RB,
     AMBAC (A) (B) (C)
     3.870%, 07/01/19                              8,000                 8,000

Schedule of Investments
JUNE 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

California Tax Exempt Money Market Fund

Description                                Face Amount (000)        Value (000)
--------------------------------------------------------------------------------

  State of California, Ser B-3, GO
     (A) (B) (C)
     3.920%, 05/01/33                         $    6,100            $    6,100
  Sunnyvale, Government Center
     Site Acquisition Project,
     Ser A, COP, AMBAC (A) (B)
     3.930%, 04/01/31                              4,300                 4,300
  Three Valleys, Municipal Water
     District Authority, Miramar
     Water Treatment Project,
     COP (A) (B) (C)
     3.960%, 11/01/14                              4,700                 4,700
  Turlock, Irrigation District,
     Capital Improvement &
     Refunding Project,
     COP (A) (B) (C)
     3.930%, 01/01/31                              8,350                 8,350
  Upland, Community
     Redevelopment Authority,
     Sunset Ridge & Village
     Apartments Project,
     RB (A) (B) (C)
     3.910%, 12/01/29                              6,700                 6,700
  Ventura County, TRAN
     4.500%, 07/02/07                              2,500                 2,519
  Westminster, Civic Center
     Refinancing Program, Ser A,
     COP, AMBAC (A) (B)
     3.940%, 06/01/22                              2,900                 2,900
  Yolo County, Multi-Family
     Housing Authority, Primero
     Grove Project, Ser A,
     RB (A) (B) (C)
     3.950%, 11/01/27                             10,485                10,485
  ------------------------------------------------------------------------------
  TOTAL CALIFORNIA                                                     853,260
  ==============================================================================

     TOTAL MUNICIPAL BONDS
       (Cost $853,260)                                                 853,260
     ===========================================================================

     TOTAL INVESTMENTS [105.5%]
       (Cost $853,260) +                                            $  853,260
     ===========================================================================

PERCENTAGES ARE BASED ON NET ASSETS OF $808,532 (000).

+ FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK COST.

(A) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON JUNE 30, 2006.

(B) PUT AND DEMAND FEATURE -- THE DATE REPORTED ON THE SCHEDULE OF INVESTMENTS IS THE FINAL MATURITY, NOT THE NEXT RESET OR PUT DATE.

(C) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR BANK OR FINANCIAL INSTITUTION.

(D) SECURITIES ARE COLLATERALIZED UNDER AN AGREEMENT FROM FHLMC/FNMA.

(E) PRE-REFUNDED SECURITY - THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.

ABAG -- ASSOCIATION OF BAY AREA GOVERNMENTS
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
COP -- CERTIFICATE OF PARTICIPATION
FGIC -- FINANCIAL GUARANTY INSURANCE COMPANY
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
FSA -- FINANCIAL SECURITY ASSISTANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
RB -- REVENUE BOND
SAB -- SPECIAL ASSESSMENT BOND
SER -- SERIES
TA -- TAX ALLOCATION
TRAN -- TAX & REVENUE ANTICIPATION NOTE
XLCA -- XL CAPITAL ASSURANCE

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.   EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               CNI Charter Funds


By (Signature and Title)*                  /s/ Vern Kozlen
                                           ----------------------------
                                           Vern Kozlen, President & CEO

Date  August 24, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                  /s/ Vern Kozlen
                                           ----------------------------
                                           Vern Kozlen, President & CEO

Date  August 24, 2006

By (Signature and Title)*                  /s/ Eric Kleinschmidt
                                           -------------------------------------
                                           Eric Kleinschmidt, Controller and COO

Date  August 24, 2006

* Print the name and title of each signing officer under his or her signature.